UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 882-9983
Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2025

Date of reporting period: September 30, 2025

Item 1. Report to Stockholders.

(a)

Alpha Architect 1-3 Month Box ETF Ticker: BOXX Listed on: Cboe BZX Exchange, Inc.	September 30, 2025 Annual Shareholder Report https://funds.alphaarchitect.com/boxetf/

This annual shareholder report report contains important information about the Alpha Architect 1-3 Month Box ETF (the “Fund”) for the period of October 1, 2024 to September 30, 2025, (the “Period”). You can find additional information about the Fund at https://funds.alphaarchitect.com/boxetf/. You can also request this information by contacting us at (215) 882-9983.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$20	0.20%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

AVERAGE ANNUAL TOTAL RETURNS
	1 Year	Since Inception (12/27/2022)
Alpha Architect 1-3 Month Box ETF - NAV	4.51%	4.91%
Solactive US Aggregate Bond Index	2.42%	4.36%
Solactive 1-3 Month US T-Bill Index	4.48%	4.99%

The Solactive US Aggregate Bond Index is provided as a broad measure of market performance. The Solactive 1-3 Month US T-Bill Index is provided as a measure of the Fund’s investment objective and strategy.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://funds.alphaarchitect.com/boxetf/ for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Alpha Architect 1-3 Month Box ETF continued to meet its objective to deliver a competitive return for investors seeking limited interest rate and credit risk. BOXX benefitted from a restrictive monetary policy stance as short-term rates held steady for most of the period. As the fiscal year came to a close this stance shifted and the expectation for lower rates increased. We use measures like the CME FedWatch Tool to track market expectations for short-term interest movements. The managers of BOXX monitor the credit rating of the Options Clearing Corporation since this Systematically Important Financial Market Utility serves as the counterparty for the assets held.

Alpha Architect 1-3 Month Box ETF Ticker: BOXX Listed on: Cboe BZX Exchange, Inc.	September 30, 2025 Annual Shareholder Report https://funds.alphaarchitect.com/boxetf/

KEY FUND STATISTICS (as of Period End)
Net Assets	$8,079,665,315	Advisory Fees	$14,897,487
# of Portfolio Holdings	8	Fees Waived and/or Expenses Reimbursed	(3,606,436)
Portfolio Turnover Rate*	0%	Net Advisory Fees Paid	$11,291,051
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

ASSET CLASSES (as a % of net assets)
Purchased Options	101.4%
Written Options	(1.5)%
Cash and Cash Equivalents	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://funds.alphaarchitect.com/boxetf/. You can also request information by calling (215) 882-9983.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Alpha Architect Aggregate Bond ETF Ticker: BOXA Listed on: Cboe BZX Exchange, Inc.	September 30, 2025 Annual Shareholder Report https://funds.alphaarchitect.com/boxa/

This annual shareholder report contains important information about the Alpha Architect Aggregate Bond ETF (the “Fund”) for the period of December 17, 2024 to September 30, 2025, (the “Period”). You can find additional information about the Fund at https://funds.alphaarchitect.com/boxa/. You can also request this information by contacting us at (215) 882-9983 .

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$18	0.22%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

CUMULATIVE TOTAL RETURNS
Since Inception (12/17/2024)
Alpha Architect Aggregate Bond ETF - NAV	4.50%
Solactive US Aggregate Bond Index	5.06%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://funds.alphaarchitect.com/boxa/ for more recent performance information.

Alpha Architect Aggregate Bond ETF Ticker: BOXA Listed on: Cboe BZX Exchange, Inc.	September 30, 2025 Annual Shareholder Report https://funds.alphaarchitect.com/boxa/

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Alpha Architect Aggregate Bond ETF seeks to track the performance of the broad U.S. investment-grade bond market. During the fiscal year, several factors materially affected the Fund’s performance:
•Elevated interest rates throughout the period weighed on bond prices, particularly in shorter-duration segments, as the Federal Reserve maintained a restrictive monetary policy stance to combat inflation.
•Duration exposure was a primary driver of returns, with rising yields initially leading to price declines across core fixed income sectors.
•Spread sectors, such as investment-grade corporates and securitized debt, contributed modestly to performance as credit conditions remained generally stable and yield spreads remained below historical levels.
•Limited credit risk and broad diversification helped mitigate volatility relative to more concentrated or high-yield fixed income strategies, especially when compared to the “sleeping volatility” embedded in private debt funds.
•Recession concerns fluctuated throughout the year, at times boosting demand for higher-quality bonds before easing amid resilient economic data and labor market strength.
•Market expectations for policy easing were revised multiple times as inflation cooled more slowly than anticipated, contributing to yield volatility across the curve.
The Fund’s performance reflected the challenges of a rising rate environment and shifting macroeconomic expectations, consistent with the behavior of the broader U.S. aggregate bond market during the fiscal year.

KEY FUND STATISTICS (as of Period End)
Net Assets	$10,450,124	Portfolio Turnover Rate*	0%
# of Portfolio Holdings	3	Advisory Fees	$11,007
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

ASSET CLASSES (as a % of net assets)
Purchased Options	73.7%
Written Options	(0.1)%
Cash and Cash Equivalents	26.4%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://funds.alphaarchitect.com/boxa/. You can also request information by calling (215) 882-9983.

Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Alpha Architect Global Factor Equity ETF (formerly known as the Alpha Architect Value Momentum Trend ETF) Ticker: AAVM Listed on: The Nasdaq Stock Market	September 30, 2025 Annual Shareholder Report https://funds.alphaarchitect.com/aavm/

This annual shareholder report contains important information about the Alpha Architect Global Factor Equity ETF (the “Fund”) for the period of October 1, 2024 to September 30, 2025 (the “Period”). You can find additional information about the Fund at https://funds.alphaarchitect.com/aavm/. You can also request this information by contacting us at (215) 882-9983. This report describes changes to the Fund that occurred during the Period.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$18	0.17%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

AVERAGE ANNUAL TOTAL RETURNS
	1 Year	5 Year	Since Inception (5/2/2017)
Alpha Architect Global Factor Equity ETF - NAV	11.08%	5.79%	3.27%
Solactive GBS Global Markets Large & Mid Cap Index	18.04%	14.09%	12.03%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://funds.alphaarchitect.com/aavm for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
During the Period, markets reacted positively to strong corporate earnings, resilient economic conditions, and Federal Reserve policy, with larger-cap stocks leading performance. The Fund’s tilt toward smaller stocks due to equal weight methodology detracted from returns relative to the benchmark, while exposure to global value stocks contributed positively.

Alpha Architect Global Factor Equity ETF (formerly known as the Alpha Architect Value Momentum Trend ETF) Ticker: AAVM Listed on: The Nasdaq Stock Market	September 30, 2025 Annual Shareholder Report https://funds.alphaarchitect.com/aavm/

KEY FUND STATISTICS (as of Period End)
Net Assets	$20,436,750	Advisory Fees	$39,152
# of Portfolio Holdings	6	Fees Waived and/or Expenses Reimbursed	(6,188)
Portfolio Turnover Rate*	32%	Net Advisory Fees Paid	$32,964
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

INVESTMENT WEIGHTING (as a % of Net Assets)
Momentum ETFs	53.1%
Value ETFs	46.5%
Investments Purchased with Proceeds from Securities Lending	0.6%

TOP HOLDINGS (as a % of Net Assets)
Alpha Architect International Quantitative Momentum ETF	30.7%
Alpha Architect International Quantitative Value ETF	26.8%
Alpha Architect US Quantitative Momentum ETF	22.4%
Alpha Architect US Quantitative Value ETF	19.7%
Material Fund Changes
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 31, 2026, at funds.alphaarchitect.com/aavm or by calling (215) 882-9983.
Effective January 31, 2025, the Fund’s name and ticker symbol changed from the Alpha Architect Value Momentum Trend ETF (VMOT) to the Alpha Architect Global Factor Equity ETF (AAVM). Additionally, the Fund’s investment objective changed to seeking long term capital appreciation, the Fund’s principal investment strategies were revised to remove references to hedging, derivatives, and short sales, and the Fund adopted a policy to invest at least 80% of its net asset, plus any borrowings for investment purposes, in equity securities.
Also effective January 31, 2025, the Fund’s management fee only applies on the daily average net assets of the Fund that are not invested in the Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, and Alpha Architect International Quantitative Momentum ETF, subject to a minimum management fee of 0.05% of the Fund’s average net assets annually.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://funds.alphaarchitect.com/aavm/. You can also request information by calling (215) 882-9983.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Alpha Architect High Inflation and Deflation ETF Ticker: HIDE Listed on: The Nasdaq Stock Market	September 30, 2025 Annual Shareholder Report https://funds.alphaarchitect.com/hide

This annual shareholder report contains important information about the Alpha Architect High Inflation and Deflation ETF (the “Fund”) for the period of October 1, 2024, to September 30, 2025 (the “Period”). You can find additional information about the Fund at https://funds.alphaarchitect.com/hide. You can also request this information by contacting us at (215) 882-9983.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$24	0.24%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

AVERAGE ANNUAL TOTAL RETURNS
	1 Year	Since Inception (11/16/2022)
Alpha Architect High Inflation and Deflation ETF - NAV	0.69%	1.83%
Solactive US Aggregate Bond Index	2.42%	4.24%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://funds.alphaarchitect.com/hide for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
During the Period, bond markets responded positively to strong corporate earnings, resilient economic conditions, and Federal Reserve policy. However, the Fund’s exposure to REITs contributed negatively to returns relative to the benchmark.

Alpha Architect High Inflation and Deflation ETF Ticker: HIDE Listed on: The Nasdaq Stock Market	September 30, 2025 Annual Shareholder Report https://funds.alphaarchitect.com/hide

KEY FUND STATISTICS (as of Period End)
Net Assets	$61,807,273	Advisory Fees	$123,683
# of Portfolio Holdings	5	Fees Waived and/or Expenses Reimbursed	(21,220)
Portfolio Turnover Rate*	171%	Net Advisory Fees Paid	$102,463
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

INVESTMENT ALLOCATIONS (as a % of Net Assets)
US Treasury Bills	49.6%
Intermediate US Treasuries ETFs	25.5%
Commodities ETFs	12.7%
Real Estate ETFs	11.7%
Cash and Cash Equivalents	0.5%

TOP HOLDINGS (as a % of Net Assets)
United States Treasury Bill, 4.02%, 10/02/2025	49.6%
Schwab Intermediate-Term U.S. Treasury ETF	25.5%
GraniteShares Bloomberg Commodity Broad Strategy no K-1 ETF	12.7%
Vanguard Real Estate ETF	11.7%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://funds.alphaarchitect.com/hide. You can also request information by calling (215) 882-9983.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Alpha Architect International Quantitative Momentum ETF Ticker: IMOM Listed on: The Nasdaq Stock Market	September 30, 2025 Annual Shareholder Report https://funds.alphaarchitect.com/imom

This annual shareholder report contains important information about the Alpha Architect International Quantitative Momentum ETF (the “Fund”) for the period of October 1, 2024 to September 30, 2025 (the “Period”). You can find additional information about the Fund at https://funds.alphaarchitect.com/imom. You can also request this information by contacting us at (215) 882-9983.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$46	0.39%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

AVERAGE ANNUAL TOTAL RETURNS
	1 Year	5 Year	Since Inception (12/22/2015)
Alpha Architect International Quantitative Momentum ETF - NAV	33.59%	8.21%	6.07%
Solactive GBS Developed Markets ex North America Large & Mid Cap Index	15.26%	11.11%	8.00%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://funds.alphaarchitect.com/imom for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
During the Period, markets reacted positively to strong corporate earnings, resilient economic conditions, and Federal Reserve policy, with larger-cap stocks leading performance. The Fund’s tilt toward higher momentum stocks contributed positively to returns relative to the benchmark.

Alpha Architect International Quantitative Momentum ETF Ticker: IMOM Listed on: The Nasdaq Stock Market	September 30, 2025 Annual Shareholder Report https://funds.alphaarchitect.com/imom

KEY FUND STATISTICS (as of Period End)
Net Assets	$116,666,562	Portfolio Turnover Rate*	411%
# of Portfolio Holdings	51	Advisory Fees Paid	$359,858
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

COUNTRY WEIGHTING (as a % of Net Assets)
Japan	31.0%
Germany	15.9%
Israel	10.6%
Switzerland	7.8%
Australia	6.1%
Italy	5.9%
Spain	5.9%
Sweden	3.8%
Hong Kong	2.1%
Netherlands	2.0%
Portugal	2.0%
Luxembourg	1.9%
France	1.9%
Austria	1.9%
United States	1.2%

TOP HOLDINGS (as a % of Net Assets)
IHI Corp.	2.2%
Phoenix Financial Ltd.	2.2%
Bank Leumi Le-Israel BM	2.1%
Bank Hapoalim BM	2.1%
Sumitomo Pharma Co. Ltd.	2.1%
First International Bank Of Israel Ltd.	2.1%
Swissquote Group Holding SA	2.1%
Evolution Mining Ltd.	2.1%
Genesis Minerals Ltd.	2.1%
SUNeVision Holdings Ltd.	2.0%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://funds.alphaarchitect.com/imom. You can also request information by calling (215) 882-9983.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Alpha Architect International Quantitative Value ETF Ticker: IVAL Listed on: The Nasdaq Stock Market	September 30, 2025 Annual Shareholder Report https://funds.alphaarchitect.com/ival

This annual shareholder report contains important information about the Alpha Architect International Quantitative Value ETF (the “Fund”) for the period of October 1, 2024 to September 30, 2025 (the “Period”). You can find additional information about the Fund at https://funds.alphaarchitect.com/ival. You can also request this information by contacting us at (215) 882-9983.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$43	0.39%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

AVERAGE ANNUAL TOTAL RETURNS
	1 Year	5 Year	10 Year
Alpha Architect International Quantitative Value ETF - NAV	21.11%	9.06%	6.30%
Solactive GBS Developed Markets ex North America Large & Mid Cap Index	15.26%	11.11%	8.13%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://funds.alphaarchitect.com/ival for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
During the Period, markets reacted positively to strong corporate earnings, resilient economic conditions, and Federal Reserve policy, with larger-cap stocks leading performance. The Fund’s tilt toward deeper value stocks as measured by EBIT/TEV contributed positively to returns relative to the benchmark.

Alpha Architect International Quantitative Value ETF Ticker: IVAL Listed on: The Nasdaq Stock Market	September 30, 2025 Annual Shareholder Report https://funds.alphaarchitect.com/ival

KEY FUND STATISTICS (as of Period End)
Net Assets	$172,560,442	Portfolio Turnover Rate*	267%
# of Portfolio Holdings	51	Advisory Fees Paid	$566,818
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

COUNTRY WEIGHTING (as a % of Net Assets)
Japan	44.9%
Australia	12.0%
Germany	10.0%
United Kingdom	6.1%
Sweden	6.0%
France	4.0%
Denmark	3.9%
Norway	3.8%
China	2.0%
Italy	2.0%
Luxembourg	2.0%
Netherlands	2.0%
United States	1.3%

TOP HOLDINGS (as a % of Net Assets)
Ramelius Resources Ltd.	2.1%
Endeavour Mining PLC	2.1%
Yangzijiang Shipbuilding Holdings Ltd.	2.0%
Telefonaktiebolaget LM Ericsson - Class B	2.0%
easyJet PLC	2.0%
Essity AB - Class B	2.0%
Deutsche Telekom AG	2.0%
Buzzi SpA	2.0%
Nitto Denko Corp.	2.0%
Eiffage SA	2.0%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://funds.alphaarchitect.com/ival. You can also request information by calling (215) 882-9983.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Alpha Architect Tail Risk ETF Ticker: CAOS Listed on: Cboe BZX Exchange, Inc.	September 30, 2025 Annual Shareholder Report https://funds.alphaarchitect.com/caos

This annual shareholder report contains important information about the Alpha Architect Tail Risk ETF (the “Fund”) for the period of October 1, 2024 to September 30, 2025 (the “Period”). You can find additional information about the Fund at https://funds.alphaarchitect.com/caos. You can also request this information by contacting us at (215) 882-9983.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$64	0.63%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

AVERAGE ANNUAL TOTAL RETURNS
	1 Year	5 Year	10 Year
Alpha Architect Tail Risk ETF - NAV	3.50%	1.84%	3.48%
S&P 500 Index	17.60%	16.47%	15.30%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://funds.alphaarchitect.com/caos for more recent performance information.

Alpha Architect Tail Risk ETF Ticker: CAOS Listed on: Cboe BZX Exchange, Inc.	September 30, 2025 Annual Shareholder Report https://funds.alphaarchitect.com/caos

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Alpha Architect Tail Risk ETF is designed to provide convex downside protection during significant equity market dislocation events through a systematic, options-based strategy. During the fiscal year, key factors influencing performance included:
•Low levels of sustained equity market stress which limited the opportunity for tail risk hedges to generate substantial gains. Major equity indices remained relatively stable or trended upward for much of the period.
•Cost of maintaining protective option positions detracted from returns, as the Fund’s strategy involves regular premium outlays to preserve exposure to extreme downside scenarios. However, since volatility levels were muted this drag was less impactful in permitting CAOS to generate a positive return for the period.
•Periodic volatility spikes, particularly during geopolitical events, tariff announcements, and inflation-related market reactions, provided some offsetting performance but were short-lived and insufficient to materially boost returns.
•Investor expectations of policy intervention—commonly referred to as the “Fed put”—contributed to a muted volatility environment, reducing the effectiveness of downside hedges for much of the year.
The Fund’s performance reflected its intended role as a hedge during sharp market dislocations, which were largely absent during the fiscal year. In April, the “Tariff Tantrum” offered a limited opportunity to score a monetization event as the market shortly returned to its upward climb.

KEY FUND STATISTICS (as of Period End)
Net Assets	$523,071,864	Advisory Fees	$2,254,302
# of Portfolio Holdings	16	Fees Waived and/or Expenses Reimbursed	(10,065)
Portfolio Turnover Rate*	90%	Net Advisory Fees Paid	$2,244,237
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

ASSET CLASSES (as a % of Net Assets)
Purchased Options	119.1%
Written Options	(19.2)%
Cash & Cash Equivalents	0.1%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://funds.alphaarchitect.com/caos. You can also request information by calling (215) 882-9983.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Alpha Architect U.S. Quantitative Momentum ETF Ticker: QMOM Listed on: The Nasdaq Stock Market	September 30, 2025 Annual Shareholder Report https://funds.alphaarchitect.com/qmom

This annual shareholder report contains important information about the Alpha Architect U.S. Quantitative Momentum ETF (the “Fund”) for the period of October 1, 2024 to September 30, 2025 (the “Period”). You can find additional information about the Fund at https://funds.alphaarchitect.com/qmom. You can also request this information by contacting us at (215) 882-9983.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$29	0.29%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

AVERAGE ANNUAL TOTAL RETURNS
	1 Year		5 Year	Since Inception (12/1/2015)
Alpha Architect U.S. Quantitative Momentum ETF - NAV	1.90%	17.03%	9.86%	10.64%
Solactive GBS United States 1000 Index	17.40%	15.06%	15.42%	13.66%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://funds.alphaarchitect.com/qmom for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
During the Period, markets reacted positively to strong corporate earnings, resilient economic conditions, and Federal Reserve policy, with larger-cap stocks leading performance. The Fund’s tilt towards smaller momentum stocks contributed negatively to returns relative to the benchmark.

Alpha Architect U.S. Quantitative Momentum ETF Ticker: QMOM Listed on: The Nasdaq Stock Market	September 30, 2025 Annual Shareholder Report https://funds.alphaarchitect.com/qmom

KEY FUND STATISTICS (as of Period End)
Net Assets	$335,679,166	Portfolio Turnover Rate*	399%
# of Portfolio Holdings	51	Advisory Fees Paid	$899,430
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	28.0%
Financials	22.0%
Industrials	18.1%
Communication Services	10.0%
Consumer Discretionary	8.0%
Health Care	4.0%
Utilities	3.9%
Materials	2.0%
Energy	2.0%
Consumer Staples	2.0%

TOP 10 HOLDINGS (as a % of Net Assets)
Bloom Energy Corp. - Class A	2.1%
Kratos Defense & Security Solutions, Inc.	2.0%
Spotify Technology SA	2.0%
Zscaler, Inc.	2.0%
Synchrony Financial	2.0%
Tapestry, Inc.	2.0%
Western Digital Corp.	2.0%
Capital One Financial Corp.	2.0%
First Horizon Corp.	2.0%
Citigroup, Inc.	2.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://funds.alphaarchitect.com/qmom. You can also request information by calling (215) 882-9983.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Alpha Architect U.S. Quantitative Value ETF Ticker: QVAL Listed on: The Nasdaq Stock Market	September 30, 2025 Annual Shareholder Report https://funds.alphaarchitect.com/qval

This annual shareholder report contains important information about the Alpha Architect U.S. Quantitative Value ETF (the “Fund”) for the period of October 1, 2024 to September 30, 2025 (the “Period”). You can find additional information about the Fund at https://funds.alphaarchitect.com/qval. You can also request this information by contacting us at (215) 882-9983.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$29	0.29%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

AVERAGE ANNUAL TOTAL RETURNS
	1 Year	5 Year	10 Year
Alpha Architect U.S. Quantitative Value ETF - NAV	2.83%	15.89%	9.10%
Solactive GBS United States 1000 Index	17.40%	15.42%	14.43%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://funds.alphaarchitect.com/qval for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

During the Period, markets reacted positively to strong corporate earnings, resilient economic conditions, and Federal Reserve policy, with larger-cap stocks leading performance. The Fund’s tilt towards smaller value stocks contributed negatively to returns relative to the benchmark.

Annual Shareholder Report: September 30, 2025

Alpha Architect U.S. Quantitative Value ETF Ticker: QVAL Listed on: The Nasdaq Stock Market	September 30, 2025 Annual Shareholder Report https://funds.alphaarchitect.com/qval

KEY FUND STATISTICS (as of Period End)
Net Assets	$407,219,629	Portfolio Turnover Rate*	332%
# of Portfolio Holdings	52	Advisory Fees Paid	$1,090,768
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Health Care	23.9%
Consumer Discretionary	22.0%
Industrials	20.0%
Materials	10.0%
Communication Services	9.8%
Energy	6.0%
Information Technology	4.0%
Consumer Staples	3.9%
Cash and Cash Equivalents	0.4%

TOP 10 HOLDINGS (as a % of Net Assets)
Illumina, Inc.	2.0%
Alcoa Corp.	2.0%
Vail Resorts, Inc.	2.0%
Freeport-McMoRan, Inc.	2.0%
Gap, Inc.	2.0%
Kirby Corp.	2.0%
Merck & Co., Inc.	2.0%
United Airlines Holdings, Inc.	2.0%
YETI Holdings, Inc.	2.0%
GE HealthCare Technologies, Inc.	2.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://funds.alphaarchitect.com/qval. You can also request information by calling (215) 882-9983.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Annual Shareholder Report: September 30, 2025

Alpha Architect US Equity ETF Ticker: AAUS Listed on: The Nasdaq Stock Market	September 30, 2025 Annual Shareholder Report https://funds.alphaarchitect.com/aaus/

This annual shareholder report contains important information about the Alpha Architect U.S. Equity ETF (the “Fund”) for the period of July 22, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at https://funds.alphaarchitect.com/aaus/. You can also request this information by contacting us at (215) 882-9983.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$3	0.15%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

CUMULATIVE TOTAL RETURNS
Since Inception (7/22/2025)
Alpha Architect U.S. Equity ETF - NAV	7.96%
Solactive GBS United States 1000 Index	6.11%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://funds.alphaarchitect.com/aaus/ for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

During the Period, markets reacted positively to strong corporate earnings, resilient economic conditions, and Federal Reserve policy, with larger-cap stocks leading performance. The Fund’s small tilt towards larger stocks contributed to slightly positive returns relative to the benchmark.

Annual Shareholder Report: September 30, 2025

Alpha Architect US Equity ETF Ticker: AAUS Listed on: The Nasdaq Stock Market	September 30, 2025 Annual Shareholder Report https://funds.alphaarchitect.com/aaus/

KEY FUND STATISTICS (as of Period End)
Net Assets	$479,726,421	Portfolio Turnover Rate*	33%
# of Portfolio Holdings	439	Advisory Fees Paid	$135,052
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	34.8%
Financials	13.2%
Communication Services	10.5%
Consumer Discretionary	10.3%
Health Care	9.1%
Industrials	8.4%
Consumer Staples	4.7%
Energy	3.0%
Utilities	2.1%
Materials	2.0%
Real Estate	1.6%
Cash and Cash Equivalents	0.3%

TOP 10 HOLDINGS (as a % of Net Assets)
NVIDIA Corp.	7.6%
Microsoft Corp.	6.7%
Apple, Inc.	6.7%
Amazon.com, Inc.	3.7%
Alphabet, Inc. - Class C	3.6%
Meta Platforms, Inc. - Class A	2.7%
Broadcom, Inc.	2.7%
Tesla, Inc.	2.2%
JPMorgan Chase & Co.	1.6%
Berkshire Hathaway, Inc. - Class B	1.2%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://funds.alphaarchitect.com/aaus/. You can also request information by calling (215) 882-9983.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Annual Shareholder Report: September 30, 2025

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the year covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the year covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	BOXX		BOXA	AAVM		HIDE		IMOM
	FYE 9/30/2025	FYE 9/30/2024	FYE 9/30/2025	FYE 9/30/2025	FYE 9/30/2024	FYE 9/30/2025	FYE 9/30/2024	FYE 9/30/2025	FYE 9/30/2024
(a) Audit Fees	$11,000	$11,000	$7,250	$8,750	$8,750	$8,750	$8,750	$8,750	$8,750
(b) Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
(c) Tax Fees	$21,500	$2,500	$1,750	$2,250	$2,250	$2,250	$2,250	$2,250	$2,250
(d) All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	IVAL		CAOS		QMOM		QVAL		AAUS
	FYE 9/30/2025	FYE 9/30/2024	FYE 9/30/2025	FYE 9/30/2024	FYE 9/30/2025	FYE 9/30/2024	FYE 9/30/2025	FYE 9/30/2024	FYE 9/30/2025
(a) Audit Fees	$8,750	$8,750	$11,000	$11,000	$8,750	$8,750	$8,750	$8,750	$7,250
(b) Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
(c) Tax Fees	$2,250	$2,250	$2,500	$2,500	$2,250	$2,250	$2,250	$2,250	$1,750
(d) All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) None of the fees billed by any Fund's principal accountant were applicable to non-audit services pursuant to a waiver of the pre-approval requirement.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) None of the fees billed by any Fund's principal accountant were applicable to non-audit services billed or expected to be billed to any Fund’s investment adviser.

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction..

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.
(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

(b) Not applicable.

Item 6. Investments

(a)

ALPHA ARCHITECT 1-3 MONTH BOX ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

PURCHASED OPTIONS - 101.4%(a)(b)(c)	Notional Amount	Contracts	Value
Call Options - 6.7%
Invesco QQQ Trust Series 1, Expiration: 12/30/2025; Exercise Price: $10,005.01 (d)(g)	$7,144,403	119	$ 0(f)
SPDR S&P 500 ETF Trust, Expiration: 12/19/2025; Exercise Price: $10.01 (d)(g)	551,397,186	8,277	541,624,615
Total Call Options			541,624,615

Put Options - 94.7%
Invesco QQQ Trust Series 1, Expiration: 12/30/2025; Exercise Price: $15.01 (d)(g)	7,144,403	119	2
SPDR S&P 500 ETF Trust, Expiration: 12/19/2025; Exercise Price: $10,010.01 (d)(g)	551,397,186	8,277	7,655,117,869
Total Put Options			7,655,117,871
TOTAL PURCHASED OPTIONS (Cost $8,177,404,237)			8,196,742,486

TOTAL INVESTMENTS - 101.4% (Cost $8,177,404,237)			$8,196,742,486
Liabilities in Excess of Other Assets - (1.4)% (e)			(117,077,171)
TOTAL NET ASSETS - 100.0%			$8,079,665,315
Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	100 shares per contract.
(c)	Exchange-traded.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	Includes cash of $219,599 that is pledged as collateral for written options.
(f)	Less than $0.50.
(g)	FLexible EXchange® Options.

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT 1-3 MONTH BOX ETF
SCHEDULE OF WRITTEN OPTIONS
September 30, 2025

WRITTEN OPTIONS - (1.5)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (0.1)%
Invesco QQQ Trust Series 1, Expiration: 12/30/2025; Exercise Price: $15.01(d)	$(7,144,403)	(119)	$(6,958,523)
SPDR S&P 500 ETF Trust, Expiration: 12/19/2025; Exercise Price: $10,010.01(d)	(551,397,186)	(8,277)	(0)(c)
Total Call Options			(6,958,523)

Put Options - (1.4)%
Invesco QQQ Trust Series 1, Expiration: 12/30/2025; Exercise Price: $10,005.01(d)	(7,144,403)	(119)	(110,649,825)
SPDR S&P 500 ETF Trust, Expiration: 12/19/2025; Exercise Price: $10.01(d)	(551,397,186)	(8,277)	(3,807)
Total Put Options			(110,653,632)
TOTAL WRITTEN OPTIONS (Premiums received $117,602,772)			$(117,612,155)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.
(c)	Less than $(0.50).
(d)	FLexible EXchange® Options.

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

PURCHASED OPTIONS - 73.7%(a)(b)(c)	Notional Amount	Contracts	Value
Call Options - 73.7%
iShares Core U.S. Aggregate Bond ETF, Expiration: 03/20/2026; Exercise Price: $25.01 (d)(g)	$10,456,075	1,043	$7,697,101
TOTAL PURCHASED OPTIONS (Cost $7,609,427)			7,697,101

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 7.1%		Shares
First American Government Obligations Fund - Class X, 4.05%(e)		744,954	744,954
TOTAL MONEY MARKET FUNDS (Cost $744,954)			744,954

TOTAL INVESTMENTS - 80.8% (Cost $8,354,381)			$8,442,055
Other Assets in Excess of Liabilities - 19.2% (f)			2,008,069
TOTAL NET ASSETS - 100.0%			$10,450,124

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	100 shares per contract.
(c)	Exchange-traded.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(f)	Includes cash of $2,013,670 that is pledged as collateral for written options.
(g)	FLexible EXchange® Options.

SCHEDULE OF WRITTEN OPTIONS
September 30, 2025

WRITTEN OPTIONS - (0.1)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (0.1)%
iShares Core U.S. Aggregate Bond ETF, Expiration: 03/20/2026; Exercise Price: $16.01(c)	$ (10,025)	(1)	$(8,262)
TOTAL WRITTEN OPTIONS (Premiums received $8,030)			$(8,262)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	FLexible EXchange® Options.
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT GLOBAL FACTOR EQUITY ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

EXCHANGE TRADED FUNDS - 99.6%	Shares	Value
Alpha Architect International Quantitative Momentum ETF(a)(b)	171,316	$6,277,738
Alpha Architect International Quantitative Value ETF(a)(b)	181,434	5,473,537
Alpha Architect US Quantitative Momentum ETF(b)(c)	70,892	4,568,351
Alpha Architect US Quantitative Value ETF(b)	86,231	4,022,676
TOTAL EXCHANGE TRADED FUNDS (Cost $16,745,551)		20,342,302

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.6%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.27%(d)	119,250	119,250
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $119,250)		119,250

MONEY MARKET FUNDS - 0.4%	Shares
First American Government Obligations Fund - Class X, 4.05%(d)	94,916	94,916
TOTAL MONEY MARKET FUNDS (Cost $94,916)		94,916

TOTAL INVESTMENTS - 100.6% (Cost $16,959,717)		$20,556,468
Liabilities in Excess of Other Assets - (0.6)%		(119,718)
TOTAL NET ASSETS - 100.0%		$20,436,750

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Affiliated security as defined by the Investment Company Act of 1940.
(c)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $115,994.
(d)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT HIGH INFLATION AND DEFLATION ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

EXCHANGE TRADED FUNDS - 49.9%	Shares	Value
GraniteShares Bloomberg Commodity Broad Strategy no K-1 ETF	360,882	$7,867,228
Schwab Intermediate-Term U.S. Treasury ETF(a)	626,794	15,751,333
Vanguard Real Estate ETF	79,418	7,260,393
TOTAL EXCHANGE TRADED FUNDS (Cost $30,171,979)		30,878,954

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 49.6%	Par	Value
4.02%, 10/02/2025 (b)	$30,620,000	30,616,590
TOTAL U.S. TREASURY BILLS (Cost $30,616,590)		30,616,590

MONEY MARKET FUNDS - 0.5%	Shares	Value
First American Government Obligations Fund - Class X, 4.05%(c)	319,338	319,338
TOTAL MONEY MARKET FUNDS (Cost $319,338)		319,338

TOTAL INVESTMENTS - 100.0% (Cost $61,107,907)		$61,814,882
Liabilities in Excess of Other Assets – (0.0)%(d)		(7,609)
TOTAL NET ASSETS - 100.0%		$61,807,273

Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.

(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	The rate shown is the annualized yield as of September 30, 2025.
(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(d)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT INTERNATIONAL QUANTITATIVE MOMENTUM ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

COMMON STOCKS - 98.8%	Shares	Value
Australia - 6.1%
Evolution Mining Ltd.	337,139	$2,416,007
Genesis Minerals Ltd. (a)	614,495	2,394,939
Regis Resources Ltd.	592,439	2,356,020
		7,166,966

Austria - 1.9%
Erste Group Bank AG	22,765	2,223,713

France - 1.9%
Societe Generale SA	33,834	2,238,784

Germany - 15.9%
Commerzbank AG	62,269	2,346,008
Deutsche Bank AG	66,052	2,322,580
Heidelberg Materials AG	10,244	2,303,772
Hensoldt AG	17,883	2,315,814
RENK Group AG	22,654	2,330,164
Rheinmetall AG	988	2,301,950
Siemens Energy AG (a)	19,767	2,307,291
thyssenkrupp AG	170,012	2,330,367
		18,557,946

Hong Kong - 2.1%
SUNeVision Holdings Ltd.	2,708,253	2,390,879

Israel - 10.6%
Bank Hapoalim BM	122,031	2,480,263
Bank Leumi Le-Israel BM	126,820	2,499,873
Elbit Systems Ltd.	4,650	2,354,342
First International Bank Of Israel Ltd.	34,248	2,451,603
Phoenix Financial Ltd.	67,525	2,527,957
		12,314,038

Italy - 5.9%
Leonardo SpA	36,617	2,322,337
Poste Italiane SpA (b)	96,553	2,288,706
Telecom Italia SpA (a)	4,380,459	2,290,130
		6,901,173

Japan - 31.0%(c)
Daifuku Co. Ltd.	71,800	2,302,785
Food & Life Cos. Ltd.	41,159	2,153,343
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT INTERNATIONAL QUANTITATIVE MOMENTUM ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025

COMMON STOCKS - 98.8% (CONTINUED)	Shares	Value
Japan - 31.0%(c) (Continued)
IHI Corp.	135,618	$2,531,059
Kandenko Co. Ltd.	81,380	2,231,986
Mitsui Kinzoku Co. Ltd.	29,500	2,295,010
Mizuho Financial Group, Inc.	66,700	2,249,718
NEC Corp.	72,100	2,310,457
PAL GROUP Holdings Co. Ltd.	128,700	2,184,380
Ryohin Keikaku Co. Ltd.	96,536	1,922,430
Sankyu, Inc.	40,876	2,238,872
SBI Holdings, Inc.	52,638	2,290,822
Seibu Holdings, Inc.	62,100	2,247,836
Square Enix Holdings Co. Ltd.	105,792	2,276,297
Sumitomo Pharma Co. Ltd. (a)	213,000	2,464,368
Toho Co. Ltd.	35,272	2,265,842
Tokyo Gas Co. Ltd.	63,000	2,242,499
		36,207,704

Luxembourg - 1.9%
Millicom International Cellular SA	46,717	2,267,643

Netherlands - 2.0%
ABN AMRO Bank NV (b)	71,560	2,289,416

Portugal - 2.0%
Banco Comercial Portugues SA	2,582,811	2,283,972

Spain - 5.9%
ACS Actividades de Construccion y Servicios S.A.	29,075	2,321,221
Bankinter SA	146,085	2,299,113
Indra Sistemas SA	49,711	2,223,644
		6,843,978

Sweden - 3.8%
Saab AB	37,212	2,270,808
Spotify Technology SA (a)	3,153	2,200,794
		4,471,602

Switzerland - 7.8%
Accelleron Industries AG	25,195	2,118,969
Galderma Group AG	13,379	2,324,371
Holcim AG	26,909	2,276,305
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT INTERNATIONAL QUANTITATIVE MOMENTUM ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025

COMMON STOCKS - 98.8% (CONTINUED)	Shares	Value
Switzerland - 7.8% (Continued)
Swissquote Group Holding SA	3,487	$2,433,300
		9,152,945
TOTAL COMMON STOCKS (Cost $99,030,356)		115,310,759

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%
First American Government Obligations Fund - Class X, 4.05%(d)	318,809	318,809
TOTAL MONEY MARKET FUNDS (Cost $318,809)		318,809

TOTAL INVESTMENTS - 99.1% (Cost $99,349,165)		$115,629,568
Other Assets in Excess of Liabilities - 0.9%		1,036,994
TOTAL NET ASSETS - 100.0%		$116,666,562

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $4,578,122 or 3.9% of the Fund’s net assets.

(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(d)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT INTERNATIONAL QUANTITATIVE VALUE ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

COMMON STOCKS - 96.7%	Shares	Value
Australia - 12.0%
Fortescue Ltd.	274,286	$3,390,325
Qantas Airways Ltd.	477,007	3,446,738
Ramelius Resources Ltd.	1,433,630	3,680,693
Santos Ltd.	760,441	3,386,425
Whitehaven Coal Ltd.	771,635	3,364,791
Woodside Energy Group Ltd.	224,907	3,427,344
		20,696,316

China - 2.0%
Yangzijiang Shipbuilding Holdings Ltd.	1,352,800	3,534,196

Denmark - 3.9%
AP Moller - Maersk AS - Class B	1,714	3,360,309
Pandora AS	26,195	3,412,986
		6,773,295

France - 4.0%
Air France-KLM (a)	252,492	3,386,817
Eiffage SA	27,165	3,466,786
		6,853,603

Germany - 8.0%
Aumovio SE (a)	82,764	3,412,588
Deutsche Post AG	77,053	3,432,217
Deutsche Telekom AG	102,245	3,482,392
TUI AG (a)	374,265	3,401,890
		13,729,087

Italy - 2.0%
Buzzi SpA	63,237	3,471,632

Japan - 44.9%(b)
Aisin Corp.	195,972	3,392,422
Asahi Kasei Corp.	423,554	3,335,217
Daikin Industries Ltd.	29,393	3,394,749
Daito Trust Construction Co. Ltd.	155,465	3,411,326
Denso Corp.	229,378	3,312,281
Hitachi Construction Machinery Co. Ltd.	106,925	3,422,815
Inpex Corp.	184,991	3,343,686
Japan Airlines Co. Ltd.	165,704	3,342,428
Komatsu Ltd.	96,658	3,372,589
Makita Corp.	104,958	3,410,949
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT INTERNATIONAL QUANTITATIVE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025

COMMON STOCKS - 96.7% (CONTINUED)	Shares	Value
Japan - 44.9%(b) (Continued)
Nissan Chemical Corp.	92,897	$3,373,276
Niterra Co. Ltd.	86,656	3,348,226
Nitto Denko Corp.	145,879	3,469,293
Panasonic Holdings Corp.	308,226	3,355,606
SCREEN Holdings Co. Ltd.	37,984	3,457,177
Sekisui Chemical Co. Ltd.	181,076	3,373,326
Shimamura Co. Ltd.	47,161	3,153,634
Subaru Corp.	164,482	3,370,054
Suntory Beverage & Food Ltd.	108,599	3,396,358
Suzuki Motor Corp.	230,616	3,369,144
Tosoh Corp.	225,202	3,334,211
Toyota Tsusho Corp.	122,518	3,398,376
Yokohama Rubber Co. Ltd.	91,866	3,407,276
		77,544,419

Luxembourg - 2.0%
Tenaris SA	193,444	3,449,855

Netherlands - 2.0%
Signify NV (c)	128,568	3,366,089

Norway - 3.8%
Aker BP ASA	130,171	3,301,379
Equinor ASA	135,501	3,304,853
		6,606,232

Sweden - 6.0%
Essity AB - Class B	133,493	3,485,361
Evolution AB (c)	40,496	3,326,777
Telefonaktiebolaget LM Ericsson - Class B	426,734	3,528,315
		10,340,453

United Kingdom - 6.1%
easyJet PLC	565,155	3,526,756
Endeavour Mining PLC	84,878	3,565,400
Imperial Brands PLC	80,620	3,424,087
		10,516,243
TOTAL COMMON STOCKS (Cost $150,260,999)		166,881,420

PREFERRED STOCKS - 2.0%
Germany - 2.0%
Henkel AG & Co. KGaA	42,644	3,439,557
TOTAL PREFERRED STOCKS (Cost $3,299,048)		3,439,557

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT INTERNATIONAL QUANTITATIVE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025

SHORT-TERM INVESTMENTS	Shares	Value
MONEY MARKET FUNDS - 2.5%
First American Government Obligations Fund - Class X, 4.05%(d)	4,315,174	$4,315,174
TOTAL MONEY MARKET FUNDS (Cost $4,315,174)		4,315,174

TOTAL INVESTMENTS - 101.2% (Cost $157,875,221)		$174,636,151
Liabilities in Excess of Other Assets - (1.2)%		(2,075,709)
TOTAL NET ASSETS - 100.0%		$172,560,442

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $6,692,866 or 3.9% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT TAIL RISK ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

PURCHASED OPTIONS - 119.1%(a)(b)(c)	Notional Amount	Contracts	Value
Call Options - 6.3%
Invesco QQQ Trust Series 1, Expiration: 12/30/2025; Exercise Price: $10,005.01 (d)(h)	$180,111	3	$ 0(e)
SPDR S&P 500 ETF Trust, Expiration: 12/19/2025; Exercise Price: $10.01 (d)(h)	33,708,708	506	33,111,279
Total Call Options			33,111,279

Put Options - 112.8%
Invesco QQQ Trust Series 1, Expiration: 12/30/2025; Exercise Price: $15.01 (d)(h)	180,111	3	0(e)
S&P 500 Index (d)
Expiration: 10/17/2025; Exercise Price: $2,500.00	3,534,182,264	5,284	26,420
Expiration: 11/21/2025; Exercise Price: $2,500.00	3,526,156,112	5,272	65,900
Expiration: 12/19/2025; Exercise Price: $2,500.00	3,748,212,984	5,604	280,200
Expiration: 12/19/2025; Exercise Price: $12,000.00	154,503,426	231	120,319,815
Expiration: 01/16/2026; Exercise Price: $2,500.00	3,877,969,108	5,798	681,265
Expiration: 02/20/2026; Exercise Price: $2,500.00	2,437,274,824	3,644	810,790
SPDR S&P 500 ETF Trust, Expiration: 12/19/2025; Exercise Price: $10,010.01 (d)(h)	33,708,708	506	467,982,317
Total Put Options			590,166,707
TOTAL PURCHASED OPTIONS (Cost $626,319,810)			623,277,986

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%		Shares
First American Government Obligations Fund - Class X, 4.05%(f)		363,511	363,511
TOTAL MONEY MARKET FUNDS (Cost $363,511)			363,511

TOTAL INVESTMENTS - 119.2% (Cost $626,683,321)			$623,641,497
Liabilities in Excess of Other Assets - (19.2)% (g)			(100,569,633)
TOTAL NET ASSETS - 100.0%			$523,071,864

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	100 shares per contract.
(c)	Exchange-traded.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	Less than $(0.50).
(f)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(g)	Includes cash of $3,852 that is pledged as collateral for written options.
(h)	FLexible Exchange® Options.

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT TAIL RISK ETF
SCHEDULE OF WRITTEN OPTIONS
September 30, 2025

WRITTEN OPTIONS - (19.2)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (0.0)% (c)
Invesco QQQ Trust Series 1, Expiration: 12/30/2025; Exercise Price: $15.01(e)	$(180,111)	(3)	$(175,425)
SPDR S&P 500 ETF Trust, Expiration: 12/19/2025; Exercise Price: $10,010.01(e)	(33,708,708)	(506)	(0)(d)
Total Call Options			(175,425)

Put Options - (19.2)%
Invesco QQQ Trust Series 1, Expiration: 12/30/2025; Exercise Price: $10,005.01(e)	(180,111)	(3)	(2,789,491)
S&P 500 Index, Expiration: 12/19/2025; Exercise Price: $11,000.00	(154,503,426)	(231)	(97,441,575)
SPDR S&P 500 ETF Trust, Expiration: 12/19/2025; Exercise Price: $10.01(e)	(33,708,708)	(506)	(233)
Total Put Options			(100,231,299)
TOTAL WRITTEN OPTIONS (Premiums received $101,387,459)			$(100,406,724)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.
(c)	Represents less than 0.05% of net assets.
(d)	Less than $(0.50).
(e)	FLexible Exchange® Options.
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT U.S. QUANTITATIVE MOMENTUM ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

COMMON STOCKS - 100.0%	Shares	Value
Communication Services - 10.0%
Interactive Home Entertainment - 4.0%
ROBLOX Corp. - Class A (a)	48,590	$6,730,687
Take-Two Interactive Software, Inc. (a)	25,903	6,692,299
		13,422,986
Movies & Entertainment - 6.0%
Live Nation Entertainment, Inc. (a)	40,134	6,557,896
Netflix, Inc. (a)	5,609	6,724,742
Spotify Technology SA (a)	9,726	6,788,748
		20,071,386
Total Communication Services		33,494,372

Consumer Discretionary - 8.0%
Apparel, Accessories & Luxury Goods - 2.0%
Tapestry, Inc.	59,844	6,775,538

Hotels, Resorts & Cruise Lines - 4.0%
Royal Caribbean Cruises Ltd.	20,771	6,721,080
Viking Holdings Ltd. (a)	106,699	6,632,410
		13,353,490
Restaurants - 2.0%
DoorDash, Inc. - Class A (a)	24,617	6,695,578
Total Consumer Discretionary		26,824,606

Consumer Staples - 2.0%
Packaged Foods & Meats - 2.0%
Cal-Maine Foods, Inc.	70,194	6,605,255

Energy - 2.0%
Oil & Gas Exploration & Production - 2.0%
EQT Corp.	121,836	6,631,534

Financials - 22.0%
Asset Management & Custody Banks - 2.0%
Bank of New York Mellon Corp.	61,526	6,703,873

Commercial & Residential Mortgage Finance - 2.0%
Mr Cooper Group, Inc.	31,379	6,614,379

Consumer Finance - 4.0%
Capital One Financial Corp.	31,785	6,756,855
Synchrony Financial	95,535	6,787,762
		13,544,617
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT U.S. QUANTITATIVE MOMENTUM ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025

COMMON STOCKS - 100.0% (CONTINUED)	Shares	Value
Diversified Banks - 2.0%
Citigroup, Inc.	66,539	$6,753,709

Investment Banking & Brokerage - 10.0%
Charles Schwab Corp.	70,362	6,717,460
Goldman Sachs Group, Inc.	8,440	6,721,194
Interactive Brokers Group, Inc. - Class A	97,694	6,722,324
LPL Financial Holdings, Inc.	20,159	6,706,698
Morgan Stanley	42,421	6,743,242
		33,610,918
Regional Banks - 2.0%
First Horizon Corp.	298,740	6,754,511
Total Financials		73,982,007

Health Care - 4.0%
Biotechnology - 2.0%
Insmed, Inc. (a)	45,877	6,606,747

Health Care Technology - 2.0%
Doximity, Inc. - Class A (a)	91,831	6,717,437
Total Health Care		13,324,184

Industrials - 18.1%
Aerospace & Defense - 12.0%
Axon Enterprise, Inc. (a)	9,206	6,606,594
BWX Technologies, Inc.	36,259	6,685,072
Curtiss-Wright Corp.	12,427	6,747,115
Howmet Aerospace, Inc.	34,147	6,700,666
Kratos Defense & Security Solutions, Inc. (a)	74,409	6,798,750
Woodward, Inc.	26,691	6,745,083
		40,283,280
Construction & Engineering - 2.0%
Comfort Systems USA, Inc.	8,144	6,720,266

Heavy Electrical Equipment - 4.1%
Bloom Energy Corp. - Class A (a)	84,108	7,113,013
GE Vernova, Inc.	10,923	6,716,553
		13,829,566
Total Industrials		60,833,112

Information Technology - 28.0%(b)
Application Software - 4.0%
InterDigital, Inc.	19,405	6,699,188
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT U.S. QUANTITATIVE MOMENTUM ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025

COMMON STOCKS - 100.0% (CONTINUED)	Shares	Value
Application Software - 4.0% (Continued)
Life360, Inc. (a)	63,523	$6,752,495
		13,451,683
Electronic Components - 4.0%
Amphenol Corp. - Class A	54,347	6,725,441
Corning, Inc.	82,141	6,738,026
		13,463,467
Electronic Equipment & Instruments - 2.0%
Mirion Technologies, Inc. (a)	284,805	6,624,564

Electronic Manufacturing Services - 6.0%
Flex Ltd. (a)	116,138	6,732,520
Jabil, Inc.	30,879	6,705,992
TTM Technologies, Inc. (a)	116,545	6,712,992
		20,151,504
Internet Services & Infrastructure - 8.0%
Cloudflare, Inc. - Class A (a)	31,281	6,712,590
Snowflake, Inc. - Class A (a)	29,678	6,693,873
Twilio, Inc. - Class A (a)	66,077	6,613,647
VeriSign, Inc.	23,800	6,653,766
		26,673,876
Systems Software - 2.0%
Zscaler, Inc. (a)	22,654	6,788,498

Technology Hardware, Storage & Peripherals - 2.0%
Western Digital Corp.	56,301	6,759,498
Total Information Technology		93,913,090

Materials - 2.0%
Steel - 2.0%
Carpenter Technology Corp.	27,270	6,695,876

Utilities - 3.9%
Electric Utilities - 1.9%
NRG Energy, Inc.	41,093	6,655,011

Independent Power Producers & Energy Traders - 2.0%
Talen Energy Corp. (a)	15,662	6,662,302
Total Utilities		13,317,313
TOTAL COMMON STOCKS (Cost $308,171,607)		335,621,349

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT U.S. QUANTITATIVE MOMENTUM ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025

SHORT-TERM INVESTMENTS	Shares	Value
MONEY MARKET FUNDS - 0.3%
First American Government Obligations Fund - Class X, 4.05%(c)	1,153,397	$1,153,397
TOTAL MONEY MARKET FUNDS (Cost $1,153,397)		1,153,397

TOTAL INVESTMENTS - 100.3% (Cost $309,325,004)		$336,774,746
Liabilities in Excess of Other Assets - (0.3)%		(1,095,580)
TOTAL NET ASSETS - 100.0%		$335,679,166

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT U.S. QUANTITATIVE VALUE ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

COMMON STOCKS - 99.6%	Shares	Value
Communication Services - 9.8%
Broadcasting - 1.9%
Fox Corp. - Class A	126,229	$7,960,001

Cable & Satellite - 3.9%
Charter Communications, Inc. - Class A (a)	28,726	7,902,666
Comcast Corp. - Class A	256,238	8,050,998
		15,953,664
Integrated Telecommunication Services - 2.0%
Verizon Communications, Inc.	184,734	8,119,059

Movies & Entertainment - 2.0%
Cinemark Holdings, Inc.	288,218	8,075,869
Total Communication Services		40,108,593

Consumer Discretionary - 22.0%
Apparel Retail - 4.0%
Gap, Inc.	383,140	8,195,365
Urban Outfitters, Inc. (a)	113,865	8,133,377
		16,328,742
Automotive Parts & Equipment - 2.0%
Aptiv PLC (a)	94,760	8,170,207

Broadline Retail - 2.0%
Macy's, Inc.	454,688	8,152,556

Footwear - 2.0%
Deckers Outdoor Corp. (a)	79,919	8,101,389

Homebuilding - 4.0%
Taylor Morrison Home Corp. (a)	122,609	8,093,420
Toll Brothers, Inc.	58,730	8,112,962
		16,206,382
Leisure Facilities - 2.0%
Vail Resorts, Inc.	54,990	8,224,855

Leisure Products - 2.0%
YETI Holdings, Inc. (a)	246,328	8,173,163

Specialized Consumer Services - 4.0%
ADT, Inc.	931,084	8,109,742
Service Corp. International	97,143	8,084,240
		16,193,982
Total Consumer Discretionary		89,551,276

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT U.S. QUANTITATIVE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value
Consumer Staples - 3.9%
Agricultural Products & Services - 2.0%
Ingredion, Inc.	66,219	$8,086,002

Packaged Foods & Meats - 1.9%
Cal-Maine Foods, Inc.	85,466	8,042,351
Total Consumer Staples		16,128,353

Energy - 6.0%
Oil & Gas Equipment & Services - 2.0%
TechnipFMC PLC	206,233	8,135,892

Oil & Gas Exploration & Production - 4.0%
Coterra Energy, Inc.	344,140	8,138,911
Permian Resources Corp.	636,943	8,152,870
		16,291,781
Total Energy		24,427,673

Health Care - 23.9%
Biotechnology - 9.9%
BioMarin Pharmaceutical, Inc. (a)	149,067	8,073,469
Exelixis, Inc. (a)	196,699	8,123,668
Halozyme Therapeutics, Inc. (a)	109,308	8,016,649
Incyte Corp. (a)	95,370	8,088,330
United Therapeutics Corp. (a)	19,064	7,991,819
		40,293,935
Health Care Equipment - 2.0%
GE HealthCare Technologies, Inc.	108,795	8,170,504

Health Care Facilities - 2.0%
Universal Health Services, Inc. - Class B	39,577	8,091,122

Health Care Services - 2.0%
Cigna Group	28,054	8,086,566

Life Sciences Tools & Services - 2.0%
Illumina, Inc. (a)	86,789	8,242,351

Managed Health Care - 2.0%
Humana, Inc.	31,025	8,071,774

Pharmaceuticals - 4.0%
Merck & Co., Inc.	97,559	8,188,127
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT U.S. QUANTITATIVE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value
Pharmaceuticals - 4.0% (Continued)
Pfizer, Inc.	320,018	$8,154,059
		16,342,186
Total Health Care		97,298,438

Industrials - 20.0%
Agricultural & Farm Machinery - 2.0%
CNH Industrial NV	749,954	8,137,001

Air Freight & Logistics - 2.0%
Expeditors International of Washington, Inc.	66,599	8,164,372

Cargo Ground Transportation - 2.0%
Ryder System, Inc.	43,222	8,153,398

Construction Machinery & Heavy Transportation Equipment - 2.0%
Allison Transmission Holdings, Inc.	95,482	8,104,512

Industrial Machinery & Supplies & Components - 6.0%
Middleby Corp. (a)	61,266	8,144,089
Mueller Industries, Inc.	80,284	8,117,515
Snap-on, Inc.	23,433	8,120,238
		24,381,842
Marine Transportation - 2.0%
Kirby Corp. (a)	98,183	8,193,371

Passenger Airlines - 2.0%
United Airlines Holdings, Inc. (a)	84,834	8,186,481

Research & Consulting Services - 2.0%
Leidos Holdings, Inc.	42,918	8,109,785
Total Industrials		81,430,762

Information Technology - 4.0%
IT Consulting & Other Services - 2.0%
Cognizant Technology Solutions Corp. - Class A	120,716	8,096,422

Technology Distributors - 2.0%
TD SYNNEX Corp.	49,408	8,090,560
Total Information Technology		16,186,982

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT U.S. QUANTITATIVE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value
Materials - 10.0%
Aluminum - 2.0%
Alcoa Corp.	250,557	$8,240,820

Copper - 2.0%
Freeport-McMoRan, Inc.	209,554	8,218,708
Southern Copper Corp.	0(b)	0(b)
		8,218,708
Fertilizers & Agricultural Chemicals - 2.0%
CF Industries Holdings, Inc.	90,314	8,101,166

Gold - 2.0%
Newmont Corp.	96,729	8,155,222

Metal, Glass & Plastic Containers - 2.0%
Crown Holdings, Inc.	83,618	8,076,662
Total Materials		40,792,578
TOTAL COMMON STOCKS (Cost $379,043,881)		405,924,655

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%
First American Government Obligations Fund - Class X, 4.05%(c)	1,071,131	1,071,131
TOTAL MONEY MARKET FUNDS (Cost $1,071,131)		1,071,131

TOTAL INVESTMENTS - 99.9% (Cost $380,115,012)		$406,995,786
Other Assets in Excess of Liabilities - 0.1%		223,843
TOTAL NET ASSETS - 100.0%		$407,219,629

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Rounds to zero.
(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT U.S. EQUITY ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

COMMON STOCKS - 98.3%	Shares	Value
Communication Services - 10.5%
Advertising - 0.0%(a)
Trade Desk, Inc. - Class A (b)	299	$14,654

Alternative Carriers - 0.0%(a)
Liberty Global Ltd. - Class A (b)	8,232	94,339

Cable & Satellite - 0.3%
Comcast Corp. - Class A	32,041	1,006,728
Sirius XM Holdings, Inc.	4,966	115,584
		1,122,312
Integrated Telecommunication Services - 0.7%
AT&T, Inc.	62,320	1,759,917
Sunrise Communications AG - ADR	5,298	311,416
Verizon Communications, Inc.	31,915	1,402,664
		3,473,997
Interactive Home Entertainment - 0.5%
Electronic Arts, Inc.	1,848	372,741
ROBLOX Corp. - Class A (b)	12,411	1,719,172
Take-Two Interactive Software, Inc. (b)	1,483	383,148
		2,475,061
Interactive Media & Services - 7.3%
Alphabet, Inc. - Class A	20,449	4,971,152
Alphabet, Inc. - Class C	70,030	17,055,806
Match Group, Inc.	1,815	64,106
Meta Platforms, Inc. - Class A	17,529	12,872,947
		34,964,011
Movies & Entertainment - 1.5%
IMAX Corp. (b)	3,827	125,334
Liberty Media Corp.-Liberty Formula One - Class C (b)	514	53,687
Liberty Media Corp.-Liberty Live - Class C (b)	535	51,879
Netflix, Inc. (b)	3,613	4,331,698
Spotify Technology SA (b)	1,120	781,760
Walt Disney Co.	15,672	1,794,444
Warner Bros Discovery, Inc. (b)	1,771	34,588
		7,173,390
Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.	3,925	939,567
Total Communication Services		50,257,331

Consumer Discretionary - 10.3%
Apparel Retail - 0.4%
Ross Stores, Inc.	2,856	435,226
TJX Cos., Inc.	9,874	1,427,188
		1,862,414
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT U.S. EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025

COMMON STOCKS - 98.3% (CONTINUED)	Shares	Value
Automobile Manufacturers - 2.4%
Ford Motor Co.	34,520	$412,859
General Motors Co.	8,553	521,477
Tesla, Inc. (b)	23,778	10,574,552
		11,508,888
Automotive Retail - 0.4%
AutoZone, Inc. (b)	149	639,246
CarMax, Inc. (b)	1,188	53,306
Carvana Co. (b)	1,116	421,000
O'Reilly Automotive, Inc. (b)	7,556	814,612
		1,928,164
Broadline Retail - 3.7%
Alibaba Group Holding Ltd. - ADR	686	122,609
Amazon.com, Inc. (b)	80,341	17,640,473
eBay, Inc.	2,129	193,633
		17,956,715
Computer & Electronics Retail - 0.0%(a)
Best Buy Co., Inc.	2,381	180,051

Consumer Electronics - 0.1%
Garmin Ltd.	1,392	342,738

Footwear - 0.2%
Crocs, Inc. (b)	1,035	86,474
NIKE, Inc. - Class B	10,299	718,150
		804,624
Home Improvement Retail - 1.0%
Home Depot, Inc.	8,552	3,465,185
Lowe's Cos., Inc.	4,960	1,246,497
		4,711,682
Homebuilding - 0.2%
DR Horton, Inc.	2,429	411,643
Lennar Corp. - Class A	1,779	224,225
Taylor Morrison Home Corp. (b)	747	49,309
Toll Brothers, Inc.	912	125,984
TopBuild Corp. (b)	136	53,157
		864,318
Hotels, Resorts & Cruise Lines - 0.7%
Airbnb, Inc. - Class A (b)	3,297	400,322
Booking Holdings, Inc.	282	1,522,594
Carnival Corp. (b)	9,223	266,637
Expedia Group, Inc.	636	135,945
Hilton Worldwide Holdings, Inc.	2,067	536,263
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT U.S. EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025

COMMON STOCKS - 98.3% (CONTINUED)	Shares	Value
Hotels, Resorts & Cruise Lines - 0.7% (Continued)
Marriott International, Inc. - Class A	1,968	$512,546
Royal Caribbean Cruises Ltd.	237	76,688
		3,450,995
Leisure Products - 0.0%(a)
Brunswick Corp.	997	63,050

Other Specialty Retail - 0.0%(a)
Tractor Supply Co.	3,274	186,192

Restaurants - 1.2%
Chipotle Mexican Grill, Inc. (b)	11,859	464,754
DoorDash, Inc. - Class A (b)	3,283	892,943
McDonald's Corp.	8,865	2,693,985
Starbucks Corp.	9,869	834,918
Yum China Holdings, Inc.	7,735	331,986
Yum! Brands, Inc.	2,117	321,784
		5,540,370
Specialized Consumer Services - 0.0%(a)
H&R Block, Inc.	897	45,361
Total Consumer Discretionary		49,445,562

Consumer Staples - 4.7%
Agricultural Products & Services - 0.1%
Archer-Daniels-Midland Co.	2,052	122,586
Ingredion, Inc.	3,132	382,449
Limoneira Co.	7,411	110,053
		615,088
Brewers - 0.0%(a)
Anheuser-Busch InBev SA/NV - ADR	1,095	65,273
Molson Coors Beverage Co. - Class B	1,612	72,943
		138,216
Consumer Staples Merchandise Retail - 1.6%
Costco Wholesale Corp.	3,799	3,516,468
Target Corp.	4,129	370,371
Walmart, Inc.	36,862	3,798,998
		7,685,837
Distillers & Vintners - 0.0%(a)
Constellation Brands, Inc. - Class A	899	121,068
Diageo PLC - ADR	669	63,843
		184,911
Food Distributors - 0.1%
Sysco Corp.	4,412	363,284

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT U.S. EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025

COMMON STOCKS - 98.3% (CONTINUED)	Shares	Value
Food Retail - 0.2%
Casey's General Stores, Inc.	500	$282,660
Kroger Co.	3,040	204,927
Maplebear, Inc. (b)	6,979	256,548
		744,135
Household Products - 0.8%
Colgate-Palmolive Co.	7,361	588,438
Kimberly-Clark Corp.	1,466	182,283
Procter & Gamble Co.	20,203	3,104,191
		3,874,912
Packaged Foods & Meats - 0.2%
Conagra Brands, Inc.	3,541	64,836
General Mills, Inc.	1,485	74,874
Hershey Co.	60	11,223
J M Smucker Co.	668	72,545
Mondelez International, Inc. - Class A	11,765	734,959
Tyson Foods, Inc. - Class A	1,891	102,681
		1,061,118
Personal Care Products - 0.1%
Kenvue, Inc.	17,483	283,749
Unilever PLC - ADR	1,450	85,956
		369,705
Soft Drinks & Non-alcoholic Beverages - 0.9%
Coca-Cola Co.	29,030	1,925,270
Keurig Dr Pepper, Inc.	30	765
Monster Beverage Corp. (b)	6,322	425,534
PepsiCo, Inc.	12,471	1,751,427
		4,102,996
Tobacco - 0.7%
Altria Group, Inc.	13,752	908,457
Philip Morris International, Inc.	14,169	2,298,212
		3,206,669
Total Consumer Staples		22,346,871

Energy - 3.0%
Integrated Oil & Gas - 1.5%
BP PLC - ADR	8,765	302,042
Chevron Corp.	15,745	2,445,041
Exxon Mobil Corp.	36,938	4,164,759
Occidental Petroleum Corp.	6,037	285,248
Shell PLC - ADR	622	44,492
TotalEnergies SE - ADR	1,537	91,744
		7,333,326

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT U.S. EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025

COMMON STOCKS - 98.3% (CONTINUED)	Shares	Value
Oil & Gas Equipment & Services - 0.2%
Baker Hughes Co.	8,885	$432,877
Schlumberger NV	13,444	462,071
		894,948
Oil & Gas Exploration & Production - 0.4%
Canadian Natural Resources Ltd.	2,314	73,955
ConocoPhillips	11,357	1,074,259
Diamondback Energy, Inc.	257	36,777
EOG Resources, Inc.	4,941	553,985
EQT Corp.	5,341	290,710
		2,029,686
Oil & Gas Refining & Marketing - 0.2%
Marathon Petroleum Corp.	1,935	372,952
Phillips 66	1,833	249,325
Valero Energy Corp.	2,737	466,001
		1,088,278
Oil & Gas Storage & Transportation - 0.7%
Cheniere Energy, Inc.	1,919	450,927
DT Midstream, Inc.	545	61,618
Enbridge, Inc.	1,001	50,510
Kinder Morgan, Inc.	49,800	1,409,838
ONEOK, Inc.	3,075	224,383
Targa Resources Corp.	1,880	314,975
Williams Cos., Inc.	10,924	692,035
		3,204,286
Total Energy		14,550,524

Financials - 13.2%
Asset Management & Custody Banks - 1.2%
Ameriprise Financial, Inc.	850	417,562
Ares Management Corp. - Class A	1,813	289,880
Bank of New York Mellon Corp.	6,298	686,230
Blackrock, Inc.	1,187	1,383,888
Blackstone, Inc.	5,958	1,017,924
Blue Owl Capital, Inc. - Class A	2,916	49,368
Brookfield Corp.	1,908	130,851
KKR & Co., Inc.	5,961	774,632
Northern Trust Corp.	396	53,302
P10, Inc. - Class A	85,712	932,546
State Street Corp.	268	31,091
		5,767,274
Commercial & Residential Mortgage Finance - 0.0%(a)
Federal Agricultural Mortgage Corp. - Class C	440	73,911

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT U.S. EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025

COMMON STOCKS - 98.3% (CONTINUED)	Shares	Value
Consumer Finance - 0.7%
American Express Co.	4,448	$1,477,448
Capital One Financial Corp.	5,519	1,173,229
EZCORP, Inc. - Class A (b)	34,239	651,911
Synchrony Financial	731	51,937
		3,354,525
Diversified Banks - 3.4%
Bank of America Corp.	59,777	3,083,895
Citigroup, Inc.	18,230	1,850,345
Fifth Third Bancorp	190	8,465
JPMorgan Chase & Co.	24,385	7,691,761
KeyCorp	15,197	284,032
PNC Financial Services Group, Inc.	3,483	699,839
US Bancorp	4,280	206,852
Wells Fargo & Co.	28,524	2,390,882
		16,216,071
Diversified Financial Services - 0.1%
Apollo Global Management, Inc.	3,521	469,244

Financial Exchanges & Data - 1.1%
Cboe Global Markets, Inc.	356	87,309
CME Group, Inc.	3,184	860,285
Coinbase Global, Inc. - Class A (b)	1,813	611,869
FactSet Research Systems, Inc.	305	87,380
Intercontinental Exchange, Inc.	5,053	851,329
Moody's Corp.	1,345	640,866
MSCI, Inc.	667	378,463
Nasdaq, Inc.	4,129	365,210
S&P Global, Inc.	2,713	1,320,444
		5,203,155
Insurance Brokers - 0.5%
Aon PLC - Class A	1,848	658,960
Arthur J Gallagher & Co.	2,243	694,747
Marsh & McLennan Cos., Inc.	4,357	878,066
Willis Towers Watson PLC	1,212	418,685
		2,650,458
Investment Banking & Brokerage - 1.3%
Charles Schwab Corp.	15,090	1,440,642
Goldman Sachs Group, Inc.	2,557	2,036,267
Interactive Brokers Group, Inc. - Class A	91	6,262
Jefferies Financial Group, Inc.	2,388	156,223
LPL Financial Holdings, Inc.	121	40,256
Morgan Stanley	10,063	1,599,614
Raymond James Financial, Inc.	1,619	279,439
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT U.S. EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025

COMMON STOCKS - 98.3% (CONTINUED)	Shares	Value
Investment Banking & Brokerage - 1.3% (Continued)
Robinhood Markets, Inc. - Class A (b)	6,075	$869,819
		6,428,522
Life & Health Insurance - 0.3%
Aflac, Inc.	4,010	447,917
Globe Life, Inc.	753	107,657
Lincoln National Corp.	2,304	92,920
MetLife, Inc.	5,020	413,497
Prudential Financial, Inc.	3,132	324,914
		1,386,905
Multi-Sector Holdings - 1.2%
Berkshire Hathaway, Inc. - Class B (b)	11,195	5,628,174

Property & Casualty Insurance - 0.8%
Allstate Corp.	2,307	495,198
American International Group, Inc.	5,144	404,010
Arch Capital Group Ltd.	656	59,519
Chubb Ltd.	3,294	929,731
Hartford Insurance Group, Inc.	1,037	138,325
Progressive Corp.	4,828	1,192,275
Travelers Cos., Inc.	1,979	552,576
W R Berkley Corp.	1,218	93,323
		3,864,957
Regional Banks - 0.3%
Cadence Bank	2,919	109,579
East West Bancorp, Inc.	439	46,732
First Horizon Corp.	6,214	140,499
Fulton Financial Corp.	16,619	309,612
M&T Bank Corp.	1,437	283,980
Truist Financial Corp.	11,438	522,945
		1,413,347
Transaction & Payment Processing Services - 2.3%
Block, Inc. (b)	4,850	350,509
Corpay, Inc. (b)	145	41,769
Fidelity National Information Services, Inc.	4,611	304,049
Fiserv, Inc. (b)	4,874	628,405
Mastercard, Inc. - Class A	6,950	3,953,229
PayPal Holdings, Inc. (b)	8,565	574,369
Visa, Inc. - Class A	14,623	4,992,000
		10,844,330
Total Financials		63,300,873

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT U.S. EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025

COMMON STOCKS - 98.3% (CONTINUED)	Shares	Value
Health Care - 9.1%
Biotechnology - 1.9%
AbbVie, Inc.	17,467	$4,044,309
Alnylam Pharmaceuticals, Inc. (b)	1,152	525,312
Amgen, Inc.	4,433	1,250,993
Biogen, Inc. (b)	350	49,028
Gilead Sciences, Inc.	10,272	1,140,192
Regeneron Pharmaceuticals, Inc.	2,566	1,442,785
Vertex Pharmaceuticals, Inc. (b)	2,119	829,885
		9,282,504
Health Care Distributors - 0.3%
Cardinal Health, Inc.	2,157	338,563
Cencora, Inc.	1,644	513,799
Henry Schein, Inc. (b)	897	59,534
McKesson Corp.	1,019	787,218
		1,699,114
Health Care Equipment - 1.8%
Abbott Laboratories	14,060	1,883,196
Becton Dickinson & Co.	2,580	482,899
Boston Scientific Corp. (b)	12,190	1,190,110
Dexcom, Inc. (b)	3,504	235,784
Edwards Lifesciences Corp. (b)	2,398	186,492
Envista Holdings Corp. (b)	2,269	46,219
GE HealthCare Technologies, Inc.	1,175	88,242
IDEXX Laboratories, Inc. (b)	922	589,057
Intuitive Surgical, Inc. (b)	3,207	1,434,267
Medtronic PLC	10,582	1,007,830
ResMed, Inc.	1,309	358,313
Stryker Corp.	3,120	1,153,370
Zimmer Biomet Holdings, Inc.	632	62,252
		8,718,031
Health Care Facilities - 0.1%
HCA Healthcare, Inc.	1,180	502,916

Health Care Services - 0.4%
Cigna Group	2,430	700,448
CVS Health Corp.	11,106	837,281
DaVita, Inc. (b)	400	53,148
Labcorp Holdings, Inc.	378	108,509
		1,699,386
Health Care Supplies - 0.0%(a)
Haemonetics Corp. (b)	605	29,488

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT U.S. EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025

COMMON STOCKS - 98.3% (CONTINUED)	Shares	Value
Health Care Technology - 0.1%
Veeva Systems, Inc. - Class A (b)	1,266	$377,154

Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	2,556	328,063
Charles River Laboratories International, Inc. (b)	303	47,407
Danaher Corp.	5,360	1,062,674
IQVIA Holdings, Inc. (b)	1,535	291,558
Medpace Holdings, Inc. (b)	131	67,355
Mettler-Toledo International, Inc. (b)	109	133,809
Revvity, Inc.	505	44,263
Thermo Fisher Scientific, Inc.	3,082	1,494,832
		3,469,961
Managed Health Care - 0.8%
Elevance Health, Inc.	2,025	654,318
Humana, Inc.	779	202,672
UnitedHealth Group, Inc.	8,166	2,819,720
		3,676,710
Pharmaceuticals - 3.0%
Bristol-Myers Squibb Co.	18,274	824,157
Eli Lilly & Co.	7,260	5,539,380
Johnson & Johnson	20,624	3,824,102
Merck & Co., Inc.	24,361	2,044,619
Novartis AG - ADR	979	125,547
Pfizer, Inc.	50,599	1,289,262
Zoetis, Inc.	3,658	535,239
		14,182,306
Total Health Care		43,637,570

Industrials - 8.4%
Aerospace & Defense - 2.2%
Axon Enterprise, Inc. (b)	654	469,336
Boeing Co. (b)	6,220	1,342,463
General Dynamics Corp.	2,077	708,257
General Electric Co.	8,480	2,550,954
Howmet Aerospace, Inc.	3,596	705,643
L3Harris Technologies, Inc.	1,653	504,843
Lockheed Martin Corp.	2,074	1,035,361
Northrop Grumman Corp.	1,272	775,055
RTX Corp.	11,021	1,844,144
Textron, Inc.	924	78,069
TransDigm Group, Inc.	492	648,466
Woodward, Inc.	200	50,542
		10,713,133
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT U.S. EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025

COMMON STOCKS - 98.3% (CONTINUED)	Shares	Value
Agricultural & Farm Machinery - 0.2%
CNH Industrial NV	5,335	$57,885
Deere & Co.	2,225	1,017,403
		1,075,288
Air Freight & Logistics - 0.2%
FedEx Corp.	1,142	269,295
GXO Logistics, Inc. (b)	1,127	59,607
United Parcel Service, Inc. - Class B	6,493	542,360
		871,262
Building Products - 0.4%
Carrier Global Corp.	7,110	424,467
Hayward Holdings, Inc. (b)	23,077	348,924
Johnson Controls International PLC	1,225	134,689
Masco Corp.	1,620	114,032
Trane Technologies PLC	1,970	831,261
		1,853,373
Cargo Ground Transportation - 0.1%
Old Dominion Freight Line, Inc.	1,728	243,268
XPO, Inc. (b)	1,964	253,886
		497,154
Construction & Engineering - 0.2%
Matrix Service Co. (b)	15,071	197,129
NWPX Infrastructure, Inc. (b)	4,388	232,257
Quanta Services, Inc.	1,299	538,331
		967,717
Construction Machinery & Heavy Transportation Equipment - 0.7%
Caterpillar, Inc.	4,225	2,015,959
Cummins, Inc.	1,214	512,757
PACCAR, Inc.	4,564	448,733
Westinghouse Air Brake Technologies Corp.	1,501	300,905
		3,278,354
Data Processing & Outsourced Services - 0.1%
Broadridge Financial Solutions, Inc.	888	211,495

Diversified Support Services - 0.2%
Cintas Corp.	3,040	623,990
Copart, Inc. (b)	7,833	352,250
		976,240
Electrical Components & Equipment - 0.7%
AMETEK, Inc.	2,034	382,392
Eaton Corp. PLC	3,228	1,208,079
Emerson Electric Co.	4,973	652,358
EnerSys	1,033	116,688
Rockwell Automation, Inc.	1,194	417,339
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT U.S. EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025

COMMON STOCKS - 98.3% (CONTINUED)	Shares	Value
Electrical Components & Equipment - 0.7% (Continued)
Vertiv Holdings Co. - Class A	3,363	$507,342
		3,284,198
Environmental & Facilities Services - 0.2%
Republic Services, Inc.	1,194	273,999
Waste Management, Inc.	3,555	785,051
		1,059,050
Heavy Electrical Equipment - 0.2%
GE Vernova, Inc.	1,165	716,359

Human Resource & Employment Services - 0.6%
Automatic Data Processing, Inc.	3,586	1,052,491
Korn Ferry	1,107	77,468
Paychex, Inc.	2,852	361,519
TriNet Group, Inc.	1,925	128,763
Upwork, Inc. (b)	69,766	1,295,555
		2,915,796
Industrial Conglomerates - 0.4%
3M Co.	4,761	738,812
Honeywell International, Inc.	5,305	1,116,703
		1,855,515
Industrial Machinery & Supplies & Components - 0.5%
Donaldson Co., Inc.	600	49,110
Dover Corp.	352	58,724
Franklin Electric Co., Inc.	1,091	103,863
Illinois Tool Works, Inc.	2,470	644,077
Ingersoll Rand, Inc.	3,563	294,375
ITT, Inc.	785	140,327
Otis Worldwide Corp.	3,493	319,365
Parker-Hannifin Corp.	1,135	860,500
Xylem, Inc.	507	74,783
		2,545,124
Marine Transportation - 0.0%(a)
Matson, Inc.	507	49,985

Office Services & Supplies - 0.1%
Steelcase, Inc. - Class A	32,815	564,418

Passenger Airlines - 0.0%(a)
Delta Air Lines, Inc.	1,319	74,853

Passenger Ground Transportation - 0.4%
Uber Technologies, Inc. (b)	21,574	2,113,605

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT U.S. EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025

COMMON STOCKS - 98.3% (CONTINUED)	Shares	Value
Rail Transportation - 0.5%
CSX Corp.	16,580	$588,756
Norfolk Southern Corp.	1,992	598,417
Union Pacific Corp.	4,864	1,149,703
		2,336,876
Research & Consulting Services - 0.1%
Equifax, Inc.	616	158,022
Verisk Analytics, Inc.	772	194,166
		352,188
Trading Companies & Distributors - 0.4%
Fastenal Co.	10,139	497,217
Ferguson Enterprises, Inc.	1,774	398,405
United Rentals, Inc.	575	548,929
Watsco, Inc.	109	44,069
WW Grainger, Inc.	401	382,137
		1,870,757
Total Industrials		40,182,740

Information Technology - 34.8%(c)
Application Software - 3.0%
Adobe, Inc. (b)	3,636	1,282,599
AppLovin Corp. - Class A (b)	2,160	1,552,046
Atlassian Corp. - Class A (b)	1,261	201,382
Autodesk, Inc. (b)	1,817	577,206
Cadence Design Systems, Inc. (b)	2,340	821,948
Datadog, Inc. - Class A (b)	8,040	1,144,896
Fair Isaac Corp. (b)	210	314,271
Guidewire Software, Inc. (b)	518	119,068
Intuit, Inc.	2,405	1,642,399
Palantir Technologies, Inc. - Class A (b)	17,546	3,200,741
Roper Technologies, Inc.	916	456,800
Salesforce, Inc.	4,835	1,145,895
SAP SE - ADR	190	50,770
Strategy, Inc. - Class A (b)	2,123	684,052
Synopsys, Inc. (b)	1,574	776,596
Workday, Inc. - Class A (b)	1,826	439,573
		14,410,242
Communications Equipment - 0.9%
Arista Networks, Inc. (b)	8,415	1,226,150
Cisco Systems, Inc.	29,943	2,048,700
Gilat Satellite Networks Ltd. (b)	8,628	112,336
Motorola Solutions, Inc.	1,425	651,638
Ribbon Communications, Inc. (b)	14,502	55,108
		4,093,932

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT U.S. EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025

COMMON STOCKS - 98.3% (CONTINUED)	Shares	Value
Electronic Components - 0.4%
Amphenol Corp. - Class A	10,649	$1,317,814
Corning, Inc.	6,189	507,684
		1,825,498
Electronic Equipment & Instruments - 0.0%(a)
Keysight Technologies, Inc. (b)	95	16,617

Electronic Manufacturing Services - 0.1%
TE Connectivity PLC	2,624	576,047

Internet Services & Infrastructure - 0.5%
Akamai Technologies, Inc. (b)	800	60,608
Cloudflare, Inc. - Class A (b)	2,479	531,969
MongoDB, Inc. (b)	2,972	922,449
Shopify, Inc. - Class A (b)	1,158	172,091
Snowflake, Inc. - Class A (b)	2,511	566,356
		2,253,473
IT Consulting & Other Services - 0.8%
Accenture PLC - Class A	5,351	1,319,557
Cognizant Technology Solutions Corp. - Class A	4,202	281,828
Gartner, Inc. (b)	498	130,909
International Business Machines Corp.	7,878	2,222,857
		3,955,151
Semiconductor Materials & Equipment - 0.8%
Applied Materials, Inc.	6,925	1,417,824
KLA Corp.	1,096	1,182,146
Lam Research Corp.	10,528	1,409,699
		4,009,669
Semiconductors - 12.6%
Advanced Micro Devices, Inc. (b)	14,047	2,272,664
Analog Devices, Inc.	4,227	1,038,574
Broadcom, Inc.	38,884	12,828,221
First Solar, Inc. (b)	891	196,492
Intel Corp.	33,955	1,139,190
Marvell Technology, Inc.	7,383	620,689
Microchip Technology, Inc.	4,482	287,834
Micron Technology, Inc.	9,200	1,539,344
Monolithic Power Systems, Inc.	397	365,494
NVIDIA Corp.	196,488	36,660,731
NXP Semiconductors NV	55	12,525
QUALCOMM, Inc.	9,004	1,497,905
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,146	320,066
Texas Instruments, Inc.	7,761	1,425,929
		60,205,658
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT U.S. EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025

COMMON STOCKS - 98.3% (CONTINUED)	Shares	Value
Systems Software - 8.6%
Check Point Software Technologies Ltd. (b)	300	$62,073
Crowdstrike Holdings, Inc. - Class A (b)	3,255	1,596,187
Fortinet, Inc. (b)	5,426	456,218
Microsoft Corp.	62,373	32,306,095
Oracle Corp.	14,194	3,991,921
Palo Alto Networks, Inc. (b)	5,605	1,141,290
ServiceNow, Inc. (b)	1,710	1,573,679
Zscaler, Inc. (b)	828	248,118
		41,375,581
Technology Hardware, Storage & Peripherals - 7.1%
Apple, Inc.	125,803	32,033,218
Dell Technologies, Inc. - Class C	4,319	612,304
HP, Inc.	3,369	91,738
Logitech International SA	997	109,351
Seagate Technology Holdings PLC	5,831	1,376,466
		34,223,077
Total Information Technology		166,944,945

Materials - 2.0%
Construction Materials - 0.3%
CRH PLC	6,677	800,572
Martin Marietta Materials, Inc.	377	237,616
Vulcan Materials Co.	499	153,502
		1,191,690
Copper - 0.1%
Freeport-McMoRan, Inc.	14,127	554,061

Fertilizers & Agricultural Chemicals - 0.1%
CF Industries Holdings, Inc.	1,156	103,693
Corteva, Inc.	6,725	454,812
FMC Corp.	1,217	40,928
		599,433
Gold - 0.4%
Agnico Eagle Mines Ltd.	5,656	953,375
Franco-Nevada Corp.	997	222,241
Newmont Corp.	10,999	927,326
		2,102,942
Industrial Gases - 0.6%
Air Products and Chemicals, Inc.	2,154	587,439
Linde PLC	4,669	2,217,775
		2,805,214
Metal, Glass & Plastic Containers - 0.0%(a)
Ball Corp.	1,118	56,370

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT U.S. EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025

COMMON STOCKS - 98.3% (CONTINUED)	Shares	Value
Paper & Plastic Packaging Products & Materials - 0.0%(a)
Avery Dennison Corp.	811	$131,520
International Paper Co.	1,791	83,102
		214,622
Specialty Chemicals - 0.4%
DuPont de Nemours, Inc.	1,052	81,951
Ecolab, Inc.	2,517	689,305
PPG Industries, Inc.	2,241	235,551
Sherwin-Williams Co.	2,287	791,897
		1,798,704
Steel - 0.1%
Nucor Corp.	2,400	325,032
Total Materials		9,648,068

Real Estate - 0.2%
Real Estate Services - 0.2%
CBRE Group, Inc. - Class A (b)	2,894	455,978
CoStar Group, Inc. (b)	4,132	348,617
Zillow Group, Inc. - Class C (b)	800	61,640
Total Real Estate		866,235

Utilities - 2.1%
Electric Utilities - 1.4%
American Electric Power Co., Inc.	6,936	780,300
Constellation Energy Corp.	2,993	984,906
Duke Energy Corp.	7,367	911,666
Entergy Corp.	4,236	394,753
Evergy, Inc.	1,634	124,217
Exelon Corp.	9,592	431,736
NextEra Energy, Inc.	16,981	1,281,896
Oklo, Inc. (b)	1,536	171,464
PG&E Corp.	20,854	314,478
PPL Corp.	6,760	251,202
Southern Co.	8,826	836,440
Xcel Energy, Inc.	5,474	441,478
		6,924,536
Gas Utilities - 0.0%(a)
Atmos Energy Corp.	826	141,040
ONE Gas, Inc.	964	78,026
		219,066
Independent Power Producers & Energy Traders - 0.2%
AES Corp.	7,536	99,174
Vistra Corp.	3,207	628,315
		727,489
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT U.S. EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025

COMMON STOCKS - 98.3% (CONTINUED)	Shares	Value
Multi-Utilities - 0.5%
Ameren Corp.	2,558	$267,004
Consolidated Edison, Inc.	3,421	343,879
Dominion Energy, Inc.	8,092	494,988
DTE Energy Co.	1,156	163,493
Public Service Enterprise Group, Inc.	4,716	393,597
Sempra	2,048	184,279
WEC Energy Group, Inc.	3,031	347,322
		2,194,562
Water Utilities - 0.0%(a)
American Water Works Co., Inc.	187	26,028
Total Utilities		10,091,681
TOTAL COMMON STOCKS (Cost $251,732,378)		471,272,400

REAL ESTATE INVESTMENT TRUSTS - 1.4%
Financials - 0.0%(a)
Mortgage REITs - 0.0%(a)
Starwood Property Trust, Inc.	2,439	47,243

Real Estate - 1.4%
Data Center REITs - 0.3%
Digital Realty Trust, Inc.	3,341	577,592
Equinix, Inc.	968	758,176
		1,335,768
Health Care REITs - 0.3%
Ventas, Inc.	4,323	302,567
Welltower, Inc.	6,488	1,155,772
		1,458,339
Industrial REITs - 0.0%(a)
Prologis, Inc.	294	33,669

Multi-Family Residential REITs - 0.1%
AvalonBay Communities, Inc.	1,410	272,370

Other Specialized REITs - 0.1%
EPR Properties	1,147	66,538
Iron Mountain, Inc.	1,482	151,075
VICI Properties, Inc.	10,627	346,546
		564,159
Retail REITs - 0.2%
Realty Income Corp.	8,809	535,499
Simon Property Group, Inc.	3,096	581,027
		1,116,526

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT U.S. EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025

REAL ESTATE INVESTMENT TRUSTS - 1.4%	Shares	Value
Self-Storage REITs - 0.2%
Extra Space Storage, Inc.	2,085	$293,860
Public Storage	1,566	452,339
		746,199
Telecom Tower REITs - 0.2%
American Tower Corp.	3,803	731,393
Crown Castle, Inc.	4,317	416,547
		1,147,940
Timber REITs - 0.0%(a)
Weyerhaeuser Co.	2,078	51,514
Total Real Estate		6,726,484
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,253,532)		6,773,727

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%
First American Government Obligations Fund - Class X, 4.05%(d)	1,567,138	1,567,138
TOTAL MONEY MARKET FUNDS (Cost $1,567,138)		1,567,138

TOTAL INVESTMENTS - 100.0% (Cost $259,553,048)		$479,613,265
Other Assets in Excess of Liabilities - 0.0%(a)		113,156
TOTAL NET ASSETS - 100.0%		$479,726,421

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETFs
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

The accompanying notes are an integral part of these financial statements.

1

ALPHA ARCHITECT ETFs

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2025

	Alpha Architect 1-3 Month Box ETF	Alpha Architect Aggregate Bond ETF	Alpha Architect Global Factor Equity ETF	Alpha Architect High Inflation and Deflation ETF	Alpha Architect International Quantitative Momentum ETF
ASSETS:
Investments in unaffiliated securities, at value (See Note 2)	$8,196,742,486	$8,442,055	$214,166	$61,814,882	$115,629,568
Investments in affiliated securities, at value (See Note 2 and 6)	—	—	20,342,302	—	—
Cash	1,596,583	—	—	—	—
Deposit at broker for other investments(a)	219,599	2,013,670	—	—	—
Interest receivable	3,548	1,724	—	—	—
Dividends receivable	3,368	2,495	262	4,331	222,314
Receivable for transaction fee	2,631	—	—	—	—
Receivable for investments sold	—	—	—	—	22,308,414
Dividend tax reclaims receivable	—	—	—	—	116,679
Security lending income receivable (See Note 4)	—	—	29	—	—
Total assets	8,198,568,215	10,459,944	20,556,759	61,819,213	138,276,975

LIABILITIES:
Written option contracts, at value (See Note 2)	117,612,155	8,262	—	—	—
Payable to adviser (See Note 3)	1,290,745	1,558	759	11,940	36,121
Payable for investments purchased	—	—	—	—	21,553,067
Payable upon return of securities loaned	—	—	119,250	—	—
Payable to custodian foreign currency, at value	—	—	—	—	21,225
Total liabilities	118,902,900	9,820	120,009	11,940	21,610,413
NET ASSETS	$8,079,665,315	$10,450,124	$20,436,750	$61,807,273	$116,666,562

NET ASSETS CONSISTS OF:
Paid-in capital	$8,064,209,961	$10,464,894	$44,004,908	$62,148,263	$189,576,565
Total distributable earnings/(accumulated losses)	15,455,354	(14,770)	(23,568,158)	(340,990)	(72,910,003)
Total net assets	$8,079,665,315	$10,450,124	$20,436,750	$61,807,273	$116,666,562

Net assets	$8,079,665,315	$10,450,124	$20,436,750	$61,807,273	$116,666,562
Shares issued and outstanding(b)	70,980,000	100,000	710,000	2,670,000	3,175,000
Net asset value per share	$113.83	$104.50	$28.78	$23.15	$36.75

The accompanying notes are an integral part of these financial statements.

2

ALPHA ARCHITECT ETFs

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
September 30, 2025

	Alpha Architect 1-3 Month Box ETF	Alpha Architect Aggregate Bond ETF	Alpha Architect Global Factor Equity ETF	Alpha Architect High Inflation and Deflation ETF	Alpha Architect International Quantitative Momentum ETF
COST:
Investments in unaffiliated securities, at cost	$8,177,404,237	$8,354,381	$214,166	$61,107,907	$99,349,165
Investments in affiliated securities, at cost	$—	$—	$16,745,551	$—	$—

PROCEEDS:
Written options premium received	$117,602,772	$8,030	$—	$—	$—
Foreign currency proceeds	$—	$—	$—	$—	$21,034

LOANED SECURITIES:	—	—	115,994	—	—
at value (included in investments)	$—	$—	$115,994	$—	$—

(a)	Deposit at broker for transactions occurred after fiscal year end.
(b)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

3

ALPHA ARCHITECT ETFs

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
September 30, 2025

	Alpha Architect International Quantitative Value ETF	Alpha Architect Tail Risk ETF	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect US Equity ETF
ASSETS:
Investments, at value (See Note 2)	$174,636,151	$623,641,497	$336,774,746	$406,995,786	$479,613,265
Receivable for investments sold	15,286,117	1,565,702	171,408,975	162,689,635	—
Dividends receivable	1,155,965	3,107	60,619	362,402	167,709
Dividend tax reclaims receivable	570,253	—	—	—	4,250
Foreign currency, at value	14,757	—	—	—	—
Receivable for fund shares sold	—	—	51,844,480	65,722,016	—
Interest receivable	—	421	—	—	—
Deposit at broker for other investments	—	3,852	—	—	—
Total assets	191,663,243	625,214,579	560,088,820	635,769,839	479,785,224

LIABILITIES:
Written option contracts, at value (See Note 2)	—	100,406,724	—	—	—
Payable for investments purchased	19,046,972	1,471,654	172,781,661	163,069,596	—
Payable to adviser (See Note 3)	55,829	264,337	79,993	95,574	58,803
Payable for capital shares redeemed	—	—	51,548,000	65,385,040	—
Total liabilities	19,102,801	102,142,715	224,409,654	228,550,210	58,803
NET ASSETS	$172,560,442	$523,071,864	$335,679,166	$407,219,629	$479,726,421

NET ASSETS CONSISTS OF:
Paid-in capital	$274,741,716	$587,742,473	$489,497,815	$577,927,026	$259,697,596
Total distributable earnings/(accumulated losses)	(102,181,274)	(64,670,609)	(153,818,649)	(170,707,397)	220,028,825
Total net assets	$172,560,442	$523,071,864	$335,679,166	$407,219,629	$479,726,421

Net assets	$172,560,442	$523,071,864	$335,679,166	$407,219,629	$479,726,421
Shares issued and outstanding(a)	5,700,000	5,843,847	5,210,000	8,720,000	8,887,000
Net asset value per share	$30.27	$89.51	$64.43	$46.70	$53.98

COST:
Investments, at cost	$157,875,221	$626,683,321	$309,325,004	$380,115,012	$259,553,048
Foreign currency, at cost	$14,684	$—	$—	$—	$—

PROCEEDS:
Written options premium received	$—	$101,387,459	$—	$—	$—

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

4

ALPHA ARCHITECT ETFs

STATEMENTS OF OPERATIONS
For the Period Ended September 30, 2025

	Alpha Architect 1-3 Month Box ETF	Alpha Architect Aggregate Bond ETF(a)	Alpha Architect Global Factor Equity ETF	Alpha Architect High Inflation and Deflation ETF	Alpha Architect International Quantitative Momentum ETF
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$57,920	$14,031	$2,864	$862,383	$2,404,854
Less: Dividend withholding taxes, net	—	—	—	—	(479,926)
Dividend income from affiliated securities	—	—	502,221	—	—
Interest income	16,609	3,341	16,688	708,604	130
Securities lending income (See Note 5)	—	—	22,721	1,570	808
Total investment income	74,529	17,372	544,494	1,572,557	1,925,866

EXPENSES:
Investment advisory fee, net (See Note 3)	14,897,487	11,007	39,152	123,683	359,858
Interest expense	10,303	1,665	837	—	—
Total expenses	14,907,790	12,672	39,989	123,683	359,858
Expense reimbursement by Adviser (See Note 3)	(3,606,436)	—	(6,188)	(21,220)	—
Net expenses	11,301,354	12,672	33,801	102,463	359,858
NET INVESTMENT INCOME/(LOSS)	(11,226,825)	4,700	510,693	1,470,094	1,566,008

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:	227,191,271	192,795	1,002,316	(230,879	16,839,530
Investments in unaffiliated securities	63,332,751	124,947	—	(657,822)	5,944,476
Investments in affiliated securities	—	—	(7,995)	—	—
In-kind redemptions in unaffiliated securities	235,095,790	299,783	—	499,778	11,157,013
In-kind redemptions - affiliated issues	—	—	1,483,796	—	—
Written option contracts expired or closed	(71,237,270)	(231,955)	—	—	—
Securities sold short	—	19	(473,484)	—	—
Foreign currency translation	—	—	—	—	(261,959)
Net realized gain (loss)	227,191,271	192,794	1,002,317	(158,044)	16,839,530

(a) Inception date of the Fund was December 17, 2024.

The accompanying notes are an integral part of these financial statements.

5

ALPHA ARCHITECT ETFs

STATEMENTS OF OPERATIONS (CONTINUED)
For the Period Ended September 30, 2025

	Alpha Architect 1-3 Month Box ETF	Alpha Architect Aggregate Bond ETF(a)	Alpha Architect Global Factor Equity ETF	Alpha Architect High Inflation and Deflation ETF	Alpha Architect International Quantitative Momentum ETF
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	$(4,216,982)	$87,674	$—	$(376,977)	$10,293,971
Investments in affiliated securities	—	—	363,722	—	—
Written option contracts	40,592,781	(232)	—	—	—
Foreign currency translation	—	—	—	—	(9,473)
Net change in unrealized appreciation (depreciation)	36,375,799	87,442	363,722	(376,977)	10,284,498
Net realized and unrealized gain (loss)	263,567,070	280,236	1,366,039	(535,021)	27,124,028
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$252,340,245	$284,936	$1,876,732	$935,073	$28,690,036

(a)	Inception date of the Fund was December 17, 2024.

The accompanying notes are an integral part of these financial statements.

6

ALPHA ARCHITECT ETFs

STATEMENTS OF OPERATIONS (CONTINUED)
For the Period Ended September 30, 2025

	Alpha Architect International Quantitative Value ETF	Alpha Architect Tail Risk ETF	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect US Equity ETF(a)
INVESTMENT INCOME:
Dividend income	$5,886,853	$41,593	$2,884,881	$6,917,532	$1,013,168
Less: Dividend withholding taxes, net	(460,456)	—	—	—	(1,369)
Less: Issuance fees	—	—	—	(477)	(52)
Interest income	—	4,445	—	—	—
Securities lending income (See Note 4)	553	—	156	288	—
Total investment income	5,426,950	46,038	2,885,037	6,917,343	1,011,747

EXPENSES:
Investment advisory fee, net (See Note 3)	566,818	2,254,302	899,430	1,090,768	135,052
Interest expense	—	4,662	—	—	—
Total expenses	566,818	2,258,964	899,430	1,090,768	135,052
Expense reimbursement by Adviser (See Note 3)	—	(10,065)	—	—	—
Net expenses	566,818	2,248,899	899,430	1,090,768	135,052
NET INVESTMENT INCOME/(LOSS)	4,860,132	(2,202,861)	1,985,607	5,826,575	876,695

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	(8,602,227)	(57,040,304)	(56,837,997)	(52,721,724)	(964,999)
Investments in affiliated securities	—	14	—	—	—
In-kind redemptions in unaffiliated securities	16,137,093	14,055,974	63,596,817	59,230,714	142,767,963
In-kind redemptions - affiliated issues	—	1,150,809	—	—	—
Written option contracts expired or closed	—	57,951,505	—	—	—
Affiliated securities sold short	—	6	—	—	—
Foreign currency translation	(280,361)	—	—	—	—
Net realized gain (loss)	7,254,505	16,118,004	6,758,820	6,508,990	141,802,964

(a) Inception date of the Fund was July 22, 2025.
The accompanying notes are an integral part of these financial statements.

7

ALPHA ARCHITECT ETFs

STATEMENTS OF OPERATIONS (CONTINUED)
For the Period Ended September 30, 2025

	Alpha Architect International Quantitative Value ETF	Alpha Architect Tail Risk ETF	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect US Equity ETF(a)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	$15,955,790	$(696,557)	$(6,483,242)	$(1,738,118)	$220,060,217
Investments in affiliated securities	—	(943,741)	—	—	—
Written option contracts	—	(725,486)	—	—	—
Foreign currency translation	44,896	—	—	—	—
Net change in unrealized appreciation (depreciation)	16,000,686	(2,365,784)	(6,483,242)	(1,738,118)	220,060,217
Net realized and unrealized gain (loss)	23,255,191	13,752,220	275,578	4,770,872	361,863,181
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$28,115,323	$11,549,359	$2,261,185	$10,597,447	$362,739,876

(a)	Inception date of the Fund was July 22, 2025.
The accompanying notes are an integral part of these financial statements.

8

ALPHA ARCHITECT ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Alpha Architect 1-3 Month Box ETF			Alpha Architect Aggregate Bond ETF
	Year ended September 30, 2025	Period ended September 30, 2024(a)	Period ended October 30, 2023(b)	Period ended September 30, 2025(c)
OPERATIONS:
Net investment income (loss)	$(11,226,825)	$(3,942,585)	$(347,053)	$4,700
Net realized gain (loss)	227,191,271	132,948,958	4,910,985	192,794
Net change in unrealized appreciation (depreciation)	36,375,799	(21,953,490)	4,906,557	87,442
Net increase (decrease) in net assets from operations	252,340,245	107,052,883	9,470,489	284,936

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(10,281,074)	—	—
Total distributions to shareholders	—	(10,281,074)	—	—

CAPITAL TRANSACTIONS:
Shares sold	4,444,626,012	3,626,281,994	564,203,019	17,305,048
Shares redeemed	(586,355,636)	(298,731,150)	(29,241,791)	(7,143,446)
ETF transaction fees (Note 1)	101,229	161,462	37,633	3,586
Net increase (decrease) in net assets from capital transactions	3,858,371,605	3,327,712,306	534,998,861	10,165,188

NET INCREASE (DECREASE) IN NET ASSETS	4,110,711,850	3,424,484,115	544,469,350	10,450,124

NET ASSETS:
Beginning of the period	3,968,953,465	544,469,350	—	—
End of the period	$8,079,665,315	$3,968,953,465	$544,469,350	$10,450,124

SHARES TRANSACTIONS
Shares sold	39,770,000	33,990,000	5,520,000	170,000
Shares redeemed	(5,230,000)	(2,780,000)	(290,000)	(70,000)
Total increase (decrease) in shares outstanding	34,540,000	31,210,000	5,230,000	100,000

(a)	For the period November 1, 2023, to September 30, 2024.
(b)	Inception date of the Fund was December 27, 2022.
(c)	Inception date of the Fund was December 17, 2024.

The accompanying notes are an integral part of these financial statements.

9

ALPHA ARCHITECT ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Alpha Architect Global Factor Equity ETF		Alpha Architect High Inflation and Deflation ETF
	Year ended September 30, 2025	Year ended September 30, 2024	Year ended September 30, 2025	Year ended September 30, 2024
OPERATIONS:
Net investment income (loss)	$510,693	$616,888	$1,470,094	$848,947
Net realized gain (loss)	1,002,317	2,223,575	(158,044)	(968,955)
Net change in unrealized appreciation (depreciation)	363,722	2,946,404	(376,977)	1,110,402
Net increase (decrease) in net assets from operations	1,876,732	5,786,867	935,073	990,394

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(535,815)	(1,247,610)	(955,189)	(665,962)
Total distributions to shareholders	(535,815)	(1,247,610)	(955,189)	(665,962)

CAPITAL TRANSACTIONS:
Shares sold	2,992,298	2,824,066	43,421,677	17,879,432
Shares redeemed	(5,684,451)	(20,648,759)	(11,867,097)	(4,485,245)
ETF transaction fees (Note 1)	261	—	1,986	1,905
Net increase (decrease) in net assets from capital transactions	(2,691,892)	(17,824,693)	31,556,566	13,396,092

NET INCREASE (DECREASE) IN NET ASSETS	(1,350,975)	(13,285,436)	31,536,450	13,720,524

NET ASSETS:
Beginning of the year	21,787,725	35,073,161	30,270,823	16,550,299
End of the year	$20,436,750	$21,787,725	$61,807,273	$30,270,823

SHARES TRANSACTIONS
Shares sold	110,000	130,000	1,910,000	770,000
Shares redeemed	(220,000)	(870,000)	(520,000)	(190,000)
Total increase (decrease) in shares outstanding	(110,000)	(740,000)	1,390,000	580,000

The accompanying notes are an integral part of these financial statements.

10

ALPHA ARCHITECT ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Alpha Architect International Quantitative Momentum ETF		Alpha Architect International Quantitative Value ETF
	Year ended September 30, 2025	Year ended September 30, 2024	Year ended September 30, 2025	Year ended September 30, 2024
OPERATIONS:
Net investment income (loss)	$1,566,008	$1,625,637	$4,860,132	$4,974,075
Net realized gain (loss)	16,839,530	4,845,741	7,254,505	16,741,365
Net change in unrealized appreciation (depreciation)	10,284,498	7,815,055	16,000,686	(3,378,686)
Net increase (decrease) in net assets from operations	28,690,036	14,286,433	28,115,323	18,336,754

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(3,480,319)	(2,136,152)	(4,488,971)	(5,691,752)
Total distributions to shareholders	(3,480,319)	(2,136,152)	(4,488,971)	(5,691,752)

CAPITAL TRANSACTIONS:
Shares sold	56,212,517	134,028,213	115,199,295	177,186,999
Shares redeemed	(47,408,037)	(137,550,133)	(117,024,205)	(190,750,707)
ETF transaction fees (Note 1)	44	—	—	—
Net increase (decrease) in net assets from capital transactions	8,804,524	(3,521,920)	(1,824,910)	(13,563,708)

NET INCREASE (DECREASE) IN NET ASSETS	34,014,241	8,628,361	21,801,442	(918,706)

NET ASSETS:
Beginning of the year	82,652,321	74,023,960	150,759,000	151,677,706
End of the year	$116,666,562	$82,652,321	$172,560,442	$150,759,000

SHARES TRANSACTIONS
Shares sold	1,900,000	4,850,000	4,175,000	7,000,000
Shares redeemed	(1,600,000)	(5,000,000)	(4,325,000)	(7,575,000)
Total increase (decrease) in shares outstanding	300,000	(150,000)	(150,000)	(575,000)

The accompanying notes are an integral part of these financial statements.

11

ALPHA ARCHITECT ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Alpha Architect Tail Risk ETF		Alpha Architect U.S. Quantitative Momentum ETF
	Year ended September 30, 2025	Year ended September 30, 2024	Year ended September 30, 2025	Year ended September 30, 2024
OPERATIONS:
Net investment income (loss)	$(2,202,861)	$(912,440)	$1,985,607	$862,655
Net realized gain (loss)	16,118,004	(2,895,070)	6,758,820	39,100,637
Capital Gain Distribution from Investment Companies	—	90,426	—	—
Net change in unrealized appreciation (depreciation)	(2,365,784)	15,170,358	(6,483,242)	34,363,108
Net increase (decrease) in net assets from operations	11,549,359	11,453,274	2,261,185	74,326,400

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	—	(4,126,144)	(1,434,103)
Total distributions to shareholders	—	—	(4,126,144)	(1,434,103)

CAPITAL TRANSACTIONS:
Shares sold	319,878,873	167,856,362	394,845,276	404,714,536
Shares redeemed	(56,960,376)	(95,408,522)	(309,864,872)	(370,364,114)
ETF transaction fees (Note 1)	79,176	33,670	3	—
Net increase (decrease) in net assets from capital transactions	262,997,673	72,481,510	84,980,407	34,350,422

NET INCREASE (DECREASE) IN NET ASSETS	274,547,032	83,934,784	83,115,448	107,242,719

NET ASSETS:
Beginning of the year	248,524,832	164,590,048	252,563,718	145,320,999
End of the year	$523,071,864	$248,524,832	$335,679,166	$252,563,718

SHARES TRANSACTIONS
Shares sold	3,620,000	1,970,000	6,040,000	7,540,000
Shares redeemed	(650,000)	(1,120,000)	(4,770,000)	(6,970,000)
Total increase (decrease) in shares outstanding	2,970,000	850,000	1,270,000	570,000

The accompanying notes are an integral part of these financial statements.

12

ALPHA ARCHITECT ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Alpha Architect U.S. Quantitative Value ETF		Alpha Architect US Equity ETF
	Year ended September 30, 2025	Year ended September 30, 2024	Period ended September 30, 2025(a)
OPERATIONS:
Net investment income (loss)	$5,826,575	$6,111,996	$876,695
Net realized gain (loss)	6,508,990	55,313,182	141,802,964
Net change in unrealized appreciation (depreciation)	(1,738,118)	10,986,491	220,060,217
Net increase (decrease) in net assets from operations	10,597,447	72,411,669	362,739,876

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(5,717,016)	(5,758,591)	—
Total distributions to shareholders	(5,717,016)	(5,758,591)	—

CAPITAL TRANSACTIONS:
Shares sold	325,442,456	466,179,689	316,627,114
Shares redeemed	(299,324,736)	(434,464,143)	(199,640,569)
Net increase (decrease) in net assets from capital transactions	26,117,720	31,715,546	116,986,545

NET INCREASE (DECREASE) IN NET ASSETS	30,998,151	98,368,624	479,726,421

NET ASSETS:
Beginning of the period	376,221,478	277,852,854	—
End of the period	$407,219,629	$376,221,478	$479,726,421

SHARES TRANSACTIONS
Shares sold	7,100,000	11,170,000	12,777,000
Shares redeemed	(6,540,000)	(10,490,000)	(3,890,000)
Total increase (decrease) in shares outstanding	560,000	680,000	8,887,000

(a)	Inception date of the Fund was July 22, 2025.
The accompanying notes are an integral part of these financial statements.

13

ALPHA ARCHITECT ETFs

 FINANCIAL HIGHLIGHTS

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:							SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gain (loss) on investments(c)	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions	ETF transaction fees per share	Net asset value, end of period	Total return(d)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before expense reimbursement / recoupment(e)(f)	Ratio of expenses to average net assets after expense reimbursement / recoupment(e)(f)	Ratio of dividends, interest and borrowing expenses on securities sold short to average net assets(e)(f)	Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(e)(f)	Ratio of net investment income (loss) to average net assets(e)(f)	Portfolio turnover rate(d)(g)
Alpha Architect 1-3 Month Box ETF
9/30/2025	$108.92	(0.22)	5.13	4.91	–	–	–	–	0.00(h)	$113.83	4.51%	$8,079,665	0.2573%	0.1951%	0.0002%	0.1949%	(0.1938)%	0%
9/30/2024(s)	$104.11	(0.19)	5.28	5.09	–	(0.29)	–	(0.29)	0.01	$108.92	4.89%	$3,968,953	0.3949%	0.1949%	–%	0.1949%	(0.1918)%	0%
10/31/2023(j)	$100.00	(0.16)	4.25	4.09	–	–	–	–	0.02	$104.11	4.11%	$544,469	0.3949%	0.1949%	–%	0.1949%	(0.1865)%	0%

Alpha Architect Aggregate Bond ETF
9/30/2025(k)	$100.00	0.07	4.38	4.45	–	–	–	–	0.05	$104.50	4.50%	$10,450	0.2244%	0.2244%	0.0295%	0.1949%	0.0832%	0%

Alpha Architect Global Factor Equity ETF(p)
9/30/2025	$26.57	0.67	2.19	2.86	(0.65)	–	–	(0.65)	0.00(h)	$28.78	11.08%	$20,437	0.20%	0.17%	0.00%(i)	0.17%	2.56%	32%
9/30/2024	$22.48	0.52	4.53	5.05	(0.96)	–	–	(0.96)	–	$26.57	23.05%	$21,788	0.45%	0.32%	–%	0.32%	2.16%	33%
9/30/2023	$24.92	1.29	(3.18)	(1.89)	(0.55)	–	–	(0.55)	–	$22.48	-7.75%	$35,073	1.14%	0.95%	–%	0.95%	5.44%	49%
9/30/2022	$26.69	(0.06)	(1.51)	(1.57)	(0.20)	–	–	(0.20)	–	$24.92	-5.95%	$41,366	2.31%	2.12%	–%	2.12%	(0.24)%	39%
9/30/2021	$23.91	0.15	2.65	2.80	(0.02)	–	–	(0.02)	–	$26.69	11.73%	$45,639	0.49%	0.28%	–%	0.28%	0.57%	3%

Alpha Architect High Inflation and Deflation ETF(p)
9/30/2025	$23.65	0.79	(0.65)	0.14	(0.64)	–	–	(0.64)	0.00(h)	$23.15	0.69%	$61,807	0.29%	0.24%	–%	0.24%	3.45%	171%
9/30/2024	$23.64	0.91	–(h)	0.91	(0.90)	–	–	(0.90)	0.00(h)	$23.65	3.91%	$30,271	0.29%	0.24%	–%	0.24%	3.93%	267%
9/30/2023(l)	$24.95	1.35	(1.20)	0.15	(1.46)	–	–	(1.46)	–	$23.64	0.69%	$16,550	0.29%	0.27%	–%	0.27%	6.54%	402%

Alpha Architect International Quantitative Momentum ETF
9/30/2025	$28.75	0.51	8.69	9.20	(1.20)	–	–	(1.20)	0.00(h)	$36.75	33.59%	$116,667	0.39%	0.39%	–%	0.39%	1.70%	411%
9/30/2024	$24.47	0.56	4.50	5.06	(0.78)	–	–	(0.78)	–	$28.75	21.01%	$82,652	0.42%	0.42%	–%	0.42%	2.06%	219%
9/30/2023	$22.87	0.95	2.16	3.11	(1.51)	–	–	(1.51)	–	$24.47	13.50%	$74,024	0.52%	0.52%	–%	0.52%	3.72%	140%
9/30/2022	$34.24	1.41	(12.42)	(11.01)	(0.36)	–	–	(0.36)	–	$22.87	-32.52%	$55,451	0.59%	0.59%	–%	0.59%	4.86%	187%
9/30/2021	$28.63	0.28	5.40	5.68	(0.07)	–	–	(0.07)	–	$34.24	19.83%	$71,907	0.60%	0.60%	–%	0.60%	0.84%	99%

Alpha Architect International Quantitative Value ETF
9/30/2025	$25.77	0.88	4.43	5.31	(0.81)	–	–	(0.81)	–	$30.27	21.11%	$172,560	0.39%	0.39%	–%	0.39%	3.34%	267%
9/30/2024	$23.61	0.83	2.28	3.11	(0.95)	–	–	(0.95)	–	$25.77	13.38%	$150,759	0.42%	0.42%	–%	0.42%	3.32%	155%
9/30/2023	$20.28	1.25	4.79	6.04	(2.71)	–	–	(2.71)	–	$23.61	30.86%	$151,678	0.52%	0.52%	–%	0.52%	5.36%	74%
9/30/2022	$27.13	1.54	(7.72)	(6.18)	(0.67)	–	–	(0.67)	–	$20.28	-23.33%	$105,472	0.59%	0.59%	–%	0.59%	6.14%	124%
9/30/2021	$24.69	0.78	2.19	2.97	(0.53)	–	–	(0.53)	–	$27.13	12.00%	$133,633	0.60%	0.60%	–%	0.60%	2.78%	103%

The accompanying notes are an integral part of these financial statements.

14

ALPHA ARCHITECT ETFs

 FINANCIAL HIGHLIGHTS (CONTINUED)

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:							SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gain (loss) on investments(c)	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions	ETF transaction fees per share	Net asset value, end of period	Total return(d)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before expense reimbursement / recoupment(e)(f)	Ratio of expenses to average net assets after expense reimbursement / recoupment(e)(f)	Ratio of dividends, interest and borrowing expenses on securities sold short to average net assets(e)(f)	Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(e)(f)	Ratio of net investment income (loss) to average net assets(e)(f)	Portfolio turnover rate(d)(g)
Alpha Architect Tail Risk ETF(p)(q)
9/30/2025	$86.48	(0.54)	3.55	3.01	–	–	–	–	0.02	$89.51	3.50%	$523,072	0.63%(r)	0.63%(r)	0.00%(i)	0.63%	(0.62)%	90%
9/30/2024	$81.33	(0.41)	5.55	5.14	–	–	–	–	0.01	$86.48	6.36%	$248,525	0.63%(r)	0.53%(r)	0.00%(i)	0.53%	(0.48)%	14%
9/30/2023(n)(o)	$75.76	(0.14)	5.71	5.57	–	–	–	–	–	$81.33	7.32%	$164,590	0.63%(r)	0.51%(r)	0.00%(i)	0.51%	(0.46)%	0%
2/28/2023(o)	$83.12	(0.48)	(6.88)	(7.36)	–	–	–	–	–	$75.76	-8.85%	$124,313	0.64%(r)	0.64%(r)	0.00%(i)	0.64%	(0.61)%	0%
2/28/2022(o)	$90.40	(0.56)	(0.64)	(1.20)	–	–	(6.08)	(6.08)	–	$83.12	-1.47%	$188,926	0.63%(r)	0.63%(r)	0.00%(i)	0.63%	(0.63)%	0%
2/28/2021(o)	$76.32	(0.56)	19.52	18.96	(0.08)	–	(4.80)	(4.88)	–	$90.40	24.94%	$166,869	0.65%(r)	0.65%(r)	0.00%(i)	0.65%	(0.59)%	0%

Alpha Architect U.S. Quantitative Momentum ETF
9/30/2025	$64.10	0.41	0.82	1.23	(0.90)	–	–	(0.90)	0.00(h)	$64.43	1.90%	$335,679	0.29%	0.29%	–%	0.29%	0.64%	399%
9/30/2024	$43.12	0.24	21.18	21.42	(0.44)	–	–	(0.44)	–	$64.10	49.97%	$252,564	0.32%	0.32%	–%	0.32%	0.44%	363%
9/30/2023	$44.12	0.64	(0.91)	(0.27)	(0.73)	–	–	(0.73)	–	$43.12	-0.71%	$145,321	0.42%	0.42%	–%	0.42%	1.39%	193%
9/30/2022	$49.20	0.82	(5.84)	(5.02)	(0.06)	–	–	(0.06)	–	$44.12	-10.20%	$91,339	0.49%	0.49%	–%	0.49%	1.72%	125%
9/30/2021	$41.89	(0.07)	7.38	7.31	–	–	–	–	–	$49.20	17.45%	$85,114	0.49%	0.49%	–%	0.49%	(0.13)%	120%

Alpha Architect U.S. Quantitative Value ETF
9/30/2025	$46.11	0.69	0.57	1.26	(0.67)	–	–	(0.67)	–	$46.70	2.83%	$407,220	0.29%	0.29%	–%	0.29%	1.55%	332%
9/30/2024	$37.15	0.79	8.92	9.71	(0.75)	–	–	(0.75)	–	$46.11	26.33%	$376,221	0.32%	0.32%	–%	0.32%	1.90%	223%
9/30/2023	$29.18	0.78	8.00	8.78	(0.81)	–	–	(0.81)	–	$37.15	30.39%	$277,853	0.42%	0.42%	–%	0.42%	2.27%	101%
9/30/2022	$34.15	0.60	(4.94)	(4.34)	(0.63)	–	–	(0.63)	–	$29.18	-12.99%	$187,902	0.49%	0.49%	–%	0.49%	1.73%	89%
9/30/2021	$24.44	0.42	9.74	10.16	(0.45)	–	–	(0.45)	–	$34.15	41.82%	$213,768	0.49%	0.49%	–%	0.49%	1.33%	44%

Alpha Architect US Equity ETF
9/30/2025(m)	$50.00	0.10	3.88	3.98	–	–	–	–	–	$53.98	7.96%	$479,726	0.15%	0.15%	–%	0.15%	0.97%	33%

(a)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The net income per share does not include net investment income of the exchange traded funds in which the Fund invests.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)
These ratios exclude the impact of expenses of the underlying exchange traded funds in which the fund invests. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

15

ALPHA ARCHITECT ETFs

 FINANCIAL HIGHLIGHTS (CONTINUED)

(i)	Amount represents less than 0.005%.
(j)	Inception date of the Fund was December 27, 2022.
(k)	Inception date of the Fund was December 17, 2024.
(l)	Inception date of the Fund was November 16, 2022.
(m)	Inception date of the Fund was July 22, 2025.
(n)
Alpha Architect Tail Risk ETF (the “Fund”) acquired all of the assets and liabilities of the Arin Large Cap Theta Fund (“Predecessor Fund”) in a reorganization on March 6, 2023. Prior to the Fund’s listing on March 6, 2023, the NAV performance of the Institutional Class Shares of the Predecessor Fund are used as proxy market price returns.

(o)
Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(p)	Net and gross expenses do not include expenses of the investment companies in which the Fund invests.
(q)	Effective March 22, 2023, the Alpha Architect Tail Risk ETF had a 1:8 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:8 stock split.
(r)	Includes less than 0.01% of average net assets in interest expense.
(s)	For the period November 1, 2023 to September 30, 2024.
The accompanying notes are an integral part of these financial statements.

16

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NOTES TO THE FINANCIAL STATEMENTS
September 30, 2025

NOTE 1 – ORGANIZATION

Alpha Architect 1-3 Month Box ETF (“BOXX”), Alpha Architect Aggregate Bond ETF (“BOXA”), Alpha Architect Global Factor Equity ETF (“AAVM”), Alpha Architect High Inflation and Deflation ETF (“HIDE”), Alpha Architect International Quantitative Momentum ETF (“IMOM”), Alpha Architect International Quantitative Value ETF (“IVAL”), Alpha Architect Tail Risk ETF (“CAOS”), Alpha Architect U.S. Quantitative Momentum ETF (“QMOM”), Alpha Architect U.S. Quantitative Value ETF (“QVAL”) and Alpha Architect US Equity ETF (“AAUS”) (individually, a “Fund” or collectively the “Funds”) each are a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services-Investment Companies. See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of each Fund.

Ticker	Commencement of Operations	Creation Unit Size	Listing Exchange	Diversification Classification
BOXX	December 27, 2022	10,000	Cboe BZX Exchange, Inc.	Diversified
BOXA	December 17, 2024	10,000	Cboe BZX Exchange, Inc.	Non-diversified
AAVM	May 1, 2017	10,000	The Nasdaq Stock Market®	Diversified
HIDE	November 16, 2022	10,000	The Nasdaq Stock Market®	Non-diversified
IMOM	December 22, 2015	25,000	The Nasdaq Stock Market®	Diversified
IVAL	December 16, 2014	25,000	The Nasdaq Stock Market®	Diversified
CAOS	August 14, 2013	10,000	Cboe BZX Exchange, Inc.	Diversified
QMOM	December 1, 2015	10,000	The Nasdaq Stock Market®	Diversified
QVAL	October 21, 2014	10,000	The Nasdaq Stock Market®	Diversified
AAUS	July 22, 2025	10,000	The Nasdaq Stock Market®	Non-diversified

The investment objective for each Fund is to:

Fund	Investment Objective
BOXX	seek to provide investment results that, before fees and expenses, equals or exceeds the price and yield performance of an investment that tracks the 1-3 month sector of the United States Treasury Bill market.
BOXA	seek to provide investment results that, before fees and expenses, exceed the total return performance of an investment that tracks the U.S. Aggregate Bond Market.
AAVM	seek long-term capital appreciation.
HIDE	seek long-term total return.
IMOM	seek long-term capital appreciation.
IVAL	seek long-term capital appreciation.
CAOS	seek maximum total return through a combination of capital appreciation and current income.
QMOM	seek long-term capital appreciation.
QVAL	seek long-term capital appreciation.
AAUS	seek long-term capital appreciation.

As part of the AAUS’s commencement of operations on July 22, 2025, the Fund received an in-kind contribution from accounts managed by various investment advisers, which consisted of $445,846,700 of securities which were recorded at their current value to align the Fund’s performance with ongoing financial reporting. However, as the transaction was determined to be a non-taxable transaction by management, the Fund elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of July 22, 2025, was $118,473,625, resulting in net unrealized

17

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
September 30, 2025

appreciation on investments of $327,373,075 as of that date. As a result of the in-kind contribution, the Fund issued 8,917,000 shares at a $50.00 per share net asset value.

CAOS converted from an open-end mutual fund to an exchange-traded fund (“ETF”) on March 6, 2023. CAOS is the successor to the Arin Large Cap Theta Fund (the “Predecessor Fund”), a series of the Starboard Investment Trust, which had the same investment objective as the Fund. Arin Risk Advisors, LLC, was the adviser to the Predecessor Fund. Effective March 6, 2023, the assets and liabilities of the Predecessor Fund were transferred to the Fund in exchange for shares of the Fund. For financial reporting purposes, assets received and shares issued by CAOS were recorded at fair value; however, for tax purposes the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Costs incurred by the Fund in connection with the reorganization were paid by the Arin Risk Advisors, LLC.

The fiscal year end of the Predecessor Fund was February 28th; after conversion, the Fund changed its fiscal year end to September 30th. Operations prior to March 6, 2023 were for the Predecessor Fund. As of March 6, 2023, the net assets of the Predecessor Fund were $126,488,085, including $2,569,806 of net unrealized appreciation of investments, all of which were transferred into the Fund at the closing of the reorganization. The transfer of net assets resulted in the creation of 13,152,191 shares of the Fund and an initial NAV per share of $9.62 at the closing of the reorganization.

The primary purpose of the reorganization into the Trust was to provide shareholders the continued benefit of a stable and highly regulated investment vehicle in addition to the benefits of tax efficiency.

The reorganization was accomplished by a tax-free exchange of shares. Fees and expenses incurred to affect the reorganizations were borne by the Sub-Advisor. The reorganization did not result in a material change to the Predecessor Fund’s investment portfolios as compared to that of the Fund. There are no material differences in accounting policies of the Predecessor Fund as compared to that of the Fund.

The Fund did not purchase or sell securities following the reorganization for purposes of realigning its investment portfolio. Accordingly, the acquisition of the Predecessor Fund did not affect the Fund’s portfolio turnover ratio for the year ended September 30, 2023.

On March 22, 2023, shares of the CAOS were adjusted to reflect a reverse stock split. The effect of the reverse stock split was to decrease the number of shares outstanding and increase the net asset value. The reverse stock split has no impact on the net assets of the Fund or the value of a shareholder’s investment in the Fund. A summary of the reverse stock split is as follows:

Effective Date	Rate	Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split
3/22/2023	1:8	$9.56	$76.51	13,150,783	1,643,847

Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

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NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
September 30, 2025

Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for each Fund is September 30, 2025, and the period covered by these Notes to Financial Statements is from October 1, 2024 to September 30, 2025 (the “current fiscal period”) for all Funds except BOXA and AAUS. The current fiscal period for BOXA is December 17, 2024 to September 30, 2025 and AAUS is July 22, 2025 to September 30, 2025.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of each Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by each Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to

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NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
September 30, 2025

such considerations. As of the current fiscal period end, each Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Funds’ investments as of the current fiscal period end:

DESCRIPTION	INVESTMENTS MEASURED AT NET ASSET VALUE	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
BOXX
Assets
Investments:
Purchased Options	$—	$—	$8,196,742,486	$—	$8,196,742,486
Total Investments	$—	$—	$8,196,742,486	$—	$8,196,742,486

Liabilities:
Investments:
Written Options	$—	$—	$(117,612,155)	$—	$(117,612,155)
Total Investments	$—	$—	$(117,612,155)	$—	$(117,612,155)

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ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
September 30, 2025

DESCRIPTION	INVESTMENTS MEASURED AT NET ASSET VALUE	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
BOXA
Assets:
Investments:
Purchased Options	$—	$—	$7,697,101	$—	$7,697,101
Money Market Funds	—	744,954	—	—	744,954
Total Investments	$—	$744,954	$7,697,101	$—	$8,442,055

Liabilities:
Investments:
Written Options	$—	$—	$(8,262)	$—	$(8,262)
Total Investments	$—	$—	$(8,262)	$—	$(8,262)

AAVM
Investments:
Exchange Traded Funds	$—	$20,342,302	$—	$—	$20,342,302
Investments Purchased with Proceeds from Securities Lending(a)	119,250	—	—	—	119,250
Money Market Funds	—	94,916	—	—	94,916
Total Investments	$119,250	$20,437,218	$—	$—	$20,556,468

HIDE
Investments:
Exchange Traded Funds	$—	$30,878,954	$—	$—	$30,878,954
U.S. Treasury Bills	—	—	30,616,590	—	30,616,590
Money Market Funds	—	319,338	—	—	319,338
Total Investments	$—	$31,198,292	$30,616,590	$—	$61,814,882

IMOM
Investments:
Common Stocks	$—	$115,310,759	$—	$—	$115,310,759
Money Market Funds	—	318,809	—	—	318,809
Total Investments	$—	$115,629,568	$—	$—	$115,629,568

IVAL
Investments:
Common Stocks	$—	$166,881,420	$—	$—	$166,881,420
Preferred Stocks	—	3,439,557	—	—	3,439,557
Money Market Funds	—	4,315,174	—	—	4,315,174
Total Investments	$—	$174,636,151	$—	$—	$174,636,151

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ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
September 30, 2025

DESCRIPTION	INVESTMENTS MEASURED AT NET ASSET VALUE	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
CAOS
Assets:
Investments:
Purchased Options	$—	$—	$623,277,986	$—	$623,277,986
Money Market Funds	—	363,511	—	—	363,511
Total Investments	$—	$363,511	$623,277,986	$—	$623,641,497

Liabilities:
Investments:
Written Options	$—	$—	$(100,406,724)	$—	$(100,406,724)
Total Investments	$—	$—	$(100,406,724)	$—	$(100,406,724)

QMOM
Investments:
Common Stocks	$—	$335,621,349	$—	$—	$335,621,349
Money Market Funds	—	1,153,397	—	—	1,153,397
Total Investments	$—	$336,774,746	$—	$—	$336,774,746

QVAL
Investments:
Common Stocks	$—	$405,924,655	$—	$—	$405,924,655
Money Market Funds	—	1,071,131	—	—	1,071,131
Total Investments	$—	$406,995,786	$—	$—	$406,995,786

AAUS
Investments:
Common Stocks	$—	$471,272,400	$—	$—	$471,272,400
Real Estate Investment Trusts	—	6,773,727	—	—	6,773,727
Money Market Funds	—	1,567,138	—	—	1,567,138
Total Investments	$—	$479,613,265	$—	$—	$479,613,265

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $119,250 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

During the current fiscal period, the Funds did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
September 30, 2025

B.Options Contracts. In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). BOXX, BOXA, and CAOS’s portfolios include several types of FLEX Options, including both purchased and written put and call options (as further described below). The FLEX Options are all European style options, which means that they are exercisable at the strike price only on the FLEX Option expiration date. FLEX Options are customized option contracts available through national securities exchanges that are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. FLEX Options provide investors with the ability to customize terms of an option, including exercise prices, exercise styles (European style versus American style options which are exercisable any time prior to the expiration date) and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of the over-the-counter option positions.

Each FLEX Option contract entitles the holder thereof (i.e., the purchaser of the FLEX Option) the option to purchase (for the call options) or sell (for the put options) the cash value of the reference asset as of the close of the market on the FLEX Option expiration date at the strike price. Each Fund intends to be structured so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered, and no additional collateral will be necessary during the life of a Fund. Each Fund receives premiums in exchange for its written FLEX Options and pays premiums in exchange for its purchased FLEX Options. The OCC and securities exchange that the FLEX Options are listed on do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of an index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of an index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of an index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of an index call option) at a certain defined price.

When a Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the applicable Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the applicable Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the applicable Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the applicable Fund. A Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The OCC guarantees performance by each of the counterparties to FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. Subject to determination by the Securities Committee of the OCC, adjustments may be made to the FLEX Options for certain events (collectively, “Corporate Actions”) specified in the OCC’s by-laws and rules: certain stock dividends or distributions, stock splits, reverse stock splits, rights offerings, distributions, reorganizations, recapitalizations, or reclassifications with respect to an underlying security, or a merger, consolidation, dissolution or liquidation of the issuer of the underlying security. According to the OCC’s by-laws, the nature and extent of any such adjustment is to be determined by the OCC’s Securities Committee, in light of the circumstances known to it at the time such determination is made, based on its judgment as to what is appropriate for the protection of investors

23

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
September 30, 2025

and the public interest, taking into account such factors as fairness to holders and writers (or purchasers and sellers) of the affected options, the maintenance of a fair and orderly market in the affected options, consistency of interpretation and practice, efficiency of exercise settlement procedures, and the coordination with other clearing agencies of the clearance and settlement of transactions in the underlying interest.

The value of derivative instruments on the Statements of Assets and Liabilities for the CAOS, BOXX, and BOXA as of the current fiscal period are as follows:

	Equity Risk - Call and Put Options
	Asset Derivatives	Liability Derivatives
	Purchased Options, at Value	Written Options, at Value
BOXX	$8,196,742,486	$117,612,155
BOXA	$7,697,101	$8,262
CAOS	$623,277,986	$100,406,724

The effects of derivative instruments on the Statement of Operations for the current fiscal period are as follows:

	Equity Risk - Call and Put Options
	Amount of Realized Gain (Loss) on Derivatives Recognized in Income(1)
	Purchased Options	Purchased Options in-kind	Written Options	Written Options in-kind
BOXX	$298,039,344	$302,800,086	$(71,237,270)	$(67,704,296)
BOXA	$401,465	$398,405	$(231,955)	$(98,621)
CAOS	$(43,120,115)	$14,241,602	$57,951,505	$(185,628)
(1) Realized gain (loss) on purchased options is included within the net realized (loss) on investments balance on the Statements of Operations.

	Equity Risk - Call and Put Options
	Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income (1)
	Purchased Options	Written Options
BOXX	$(4,216,982)	$40,592,781
BOXA	$87,674	$(232)
CAOS	$(696,557)	$(725,486)
(1) Unrealized gain (loss) on purchased options is included within the change in net unrealized gain (loss) on investments balance on the Statements of Operations.

The average volume of derivative activity for the current fiscal period is as follows:

	Purchased Options	Written Options
	Average Monthly Market Value	Average Monthly Market Value
BOXX	$1,336,452,202	$1,062,456,565
BOXA	$8,354,258	$2,171,169
CAOS	$8,654,835,822	$366,477,909

C.Hedging. Prior to January 31, 2025, to seek to avoid down trending markets, AAVM could have hedged up to 100% of the value of its long portfolio. The Fund engaged in hedging of its U.S. portfolio by shorting a representative broad-based U.S. securities index ETF or similar futures contracts. Likewise, the Fund engaged in hedging of its international portfolio by shorting a representative broad-based international securities index ETF or similar futures

24

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
September 30, 2025

contracts. When the Fund engaged in a short sale, the Fund borrowed the security sold short and deliver the security to the counterparty. Short selling allowed the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund paid a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities. Any dividends or interest that accrued on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, was recognized upon the termination of the short sale; which was affected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss was offset, completely or in part, by the change in the value of the long portion of the Fund’s portfolio. The Fund was subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there was the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund. Securities that were hard to borrow may earn a rebate that was less than the foregoing or may be subject to a premium charge on a security by security basis. The different rebate rate was determined at the time of a short sale request. For the current fiscal period, the Fund did not incur any dividend interest income or dividend interest expense, as shown on the Statement of Operations.

D.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency.”

Each Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

E.Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

F.Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

25

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
September 30, 2025

Distributions received from a Fund’s investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to each Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by each Fund’s shareholders may represent a return of capital.

Distributions to shareholders from net investment income for IVAL and QVAL are declared and paid on a quarterly basis. Distributions to shareholders from net investment income for BOXX, BOXA, AAVM, HIDE, IMOM, CAOS, QMOM, and AAUS are declared and paid on an annual basis. Distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis for each Fund. Distributions are recorded on the ex-dividend date. Each Fund may distribute more frequently, if necessary, for tax purposes.

G.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

H.Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

I.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

J.Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the current fiscal period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.

The Treasurer (principal financial officer) acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

K.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital. For the current fiscal period, the following table shows the reclassifications made:

	Distributable Earnings	Paid-in Capital
BOXX	$(234,603,739)	$234,603,739
BOXA	(299,706)	299,706

26

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
September 30, 2025

	Distributable Earnings	Paid-in Capital
AAVM	(1,481,462)	1,481,462
HIDE	$(513,770)	$513,770
IMOM	(10,645,935)	10,645,935
IVAL	(14,418,877)	14,418,877
CAOS	(12,283,608)	12,283,608
QMOM	(61,023,114)	61,023,114
QVAL	(56,842,828)	56,842,828
AAUS	(142,711,051)	142,711,051

L.New Accounting Pronouncement: In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the consolidated financial statements. BOXA and AAUS have adopted the amendment for the current fiscal period, but related income taxes paid were deemed immaterial.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to investment advisory agreements (the “Advisory Agreements”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreements, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses (“AFFE”), taxes, interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. The table below represents the annual rate based on average daily net assets that each Fund pays the Adviser monthly:

BOXX	0.2449%
BOXA	0.1949%
AAVM	0.05%
HIDE	0.29%
IMOM	0.39%
IVAL	0.39%
CAOS	0.63%
QMOM	0.29%
QVAL	0.29%
AAUS	0.15%

Effective November 12, 2024, the Adviser reduced its management fee for BOXX from an annual rate based on average daily net assets from 0.3949% to 0.2449%.

27

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
September 30, 2025

The Adviser has contractually agreed to waive receipt of its management fees and/or assume expenses of BOXX so that the total annual operating expenses of the Fund (excluding payments under the Fund’s Rule 12b-1 distribution and service plan (if any), AFFE, brokerage expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses) do not exceed 0.1949% of the Fund’s average daily net assets. This agreement will remain in place until at least January 31, 2026. The agreement may be terminated only by the Board of Trustees.

The Adviser has contractually agreed to waive all or a portion of its management fee in BOXA to the extent necessary to offset AFFE related to holding BOXX, which are the indirect expenses of investing in other investment companies. This waiver agreement will continue in effect for the life the Fund or until terminated sooner only by agreement of the investment adviser and the Fund’s Board of Trustees.

Effective January 31, 2025, AAVM’s management fee applies on the daily average net assets of the Fund that are not invested in Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, or Alpha Architect International Quantitative Momentum ETF, subject to a minimum management fee of 0.05%. Prior to January 31, 2025, the Adviser had contractually agreed to waive all or a portion of its management fee for AAVM until at least January 31, 2025 to the extent necessary to prevent (i) management fees paid to the investment adviser for the Fund plus (ii) the aggregate amount of management fees paid to the Adviser for management of the Alpha Architect ETFs that are directly attributable to the Fund’s ownership of shares of the Alpha Architect ETFs, from exceeding 0.69% of the Fund’s daily net assets. This waiver agreement could only be terminated by agreement of the investment adviser and the Fund’s Board of Trustees. The fee waived was not subject to recoupment.

The Adviser has contractually agreed to waive receipt of its management fees in HIDE to the extent necessary to offset AFFE. This agreement is in effect until January 31, 2026, and it may be terminated before that date only by a majority vote of the “non-interested” trustees. Prior to January 31, 2025, the Adviser had contractually agreed to waive receipt of its management fees and/or assume expenses of HIDE to the extent necessary to offset AFFE so that the total annual operating expenses of the Fund (excluding payments under the Fund’s Rule 12b-1 distribution and service plan (if any), brokerage expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses) do not exceed 0.29% of the Fund’s average daily net assets. This agreement was in effect until November 15, 2025, and could have been terminated before that date only by a majority vote of the “non-interested” trustees. The fee waived was not subject to recoupment.

The Adviser has contractually agreed to waive receipt of its management fees in CAOS to the extent necessary to offset any AFFE relating to the Fund’s investment in BOXX. Any AFFE associated with CAOS’ investments in any other acquired funds are not included in the fee waiver. In its sole discretion, the Fund’s Board of Trustees may terminate this agreement prior to its expiration.

Alpha Architect, LLC (“Alpha Architect”) serves as a discretionary investment sub-adviser to AAVM, HIDE, IMOM, IVAL, QMOM, QVAL and AAUS. Pursuant to an investment sub-advisory agreement among the Trust, the Adviser, and Alpha Architect, Alpha Architect is responsible for determining the investments for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

Alpha Architect serves as a non-discretionary investment sub-adviser to BOXA, BOXX, and CAOS. Pursuant to an investment sub-advisory agreement among the Trust, the Adviser, and Alpha Architect, Alpha Architect provides investment guidance and strategic investment advice to Arin Risk Advisors, LLC (“Arin”) with respect to Arin’s investment models, subject to the overall supervision and oversight of the Adviser and the Board.

Arin Risk Advisors, LLC serves as a discretionary investment sub-adviser to BOXA, BOXX and CAOS. Pursuant to an investment sub-advisory agreement among the Trust, the Adviser, and Arin, Arin has discretion to purchase and sell securities in accordance with the Funds’ objectives, policies, and restrictions. Arin continuously reviews, supervises, and administers the Funds’ investment program subject to oversight by the Adviser.

28

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
September 30, 2025

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Funds.

NOTE 4 – SECURITIES LENDING

Certain Funds may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

During the current fiscal period, certain Funds had loaned securities and received cash collateral for the loans. The cash collateral was invested by the Securities Lending Agent in accordance with the Trust-approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent.

As of the end of the current fiscal period, the values of the securities on loan and payable for collateral due to broker for the applicable funds were as follows:

	Value of Securities on Loan	Payable for Collateral Received*
AAVM	$115,994	$119,250

* The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as shown on the Schedule of Investments. The investment objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

The interest income earned by the Funds on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) is reflected in the Funds’ Statements of Operations. Net securities lending income earned on collateral investments and recognized by the applicable funds during the current fiscal period was as follows:

29

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
September 30, 2025

AAVM	$22,721
HIDE	1,570
IMOM	808
IVAL	553
QMOM	156
QVAL	288

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the current fiscal period, purchases and sales of securities for the applicable Funds, excluding short-term securities and in-kind transactions for each Fund were as follows:

	Purchases	Sales
BOXX	$21,030,842	$20,050,863
BOXA	11,979	2,011,976
AAVM	6,794,983	6,273,032
HIDE	45,892,756	55,182,908
IMOM	391,563,036	381,845,324
IVAL	392,415,511	385,569,280
CAOS	6,031,315	18,837,602
QMOM	1,230,535,604	1,228,505,085
QVAL	1,250,366,589	1,248,102,487
AAUS	174,483,143	154,456,531

For the current fiscal period, in-kind transactions, including options on BOXA, BOXX and CAOS, associated with creations and redemptions for each Fund were as follows:

	Purchases	Sales
BOXX	$—	$63,399,912,868
BOXA	9,749	43,801,782
AAVM	1,947,593	5,664,673
HIDE	29,270,235	11,462,990
IMOM	43,377,133	47,006,451
IVAL	107,061,148	116,433,315
CAOS	—	2,567,353,342
QMOM	389,630,549	307,766,717
QVAL	322,452,934	298,639,001
AAUS	177,752,695	200,017,737

There were no purchases or sales of U.S. Government securities during the current fiscal period for any of the respective Funds.

30

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
September 30, 2025

NOTE 6 – TRANSACTIONS WITH AFFILIATES

AAVM’s (the “Fund”) transactions with affiliates represent holdings for which the Fund and the underlying Alpha Architect ETFs have the same investment adviser. The Fund had the following transactions with such affiliated Alpha Architect ETFs during the current fiscal period:

	IMOM	IVAL	QMOM	QVAL	Total
Value, Beginning of Period	$4,239,334	$3,186,677	$7,761,341	$6,510,556	$21,697,908
Purchases	2,841,052	3,192,808	1,559,816	1,148,899	8,742,575
Proceeds from Sales	(2,207,427)	(1,657,649)	(4,665,990)	(3,406,638)	(11,937,704)
Net Realized Gains (Losses)	252,172	(27,067)	984,799	265,897	1,475,801
Change in Unrealized Appreciation (Depreciation)	1,152,607	778,768	(1,071,615)	(496,038)	363,722
Value, End of Period	$6,277,738	$5,473,537	$4,568,351	$4,022,676	$20,342,302
Dividend Income	$193,873	$132,738	$101,065	$74,545	$502,221

	IMOM	IVAL	QMOM	QVAL
Shares, Beginning of Period	147,148	123,574	120,912	141,116
Number of Shares Purchased	97,806	120,738	24,558	25,659
Number of Shares Sold	(73,638)	(62,878)	(74,578)	(80,544)
Shares, End of Period	171,316	181,434	70,892	86,231

CAOS’ (the “Fund”) transactions with affiliates represent holdings for which the Fund and the underlying Alpha Architect ETFs have the same investment adviser. The Fund had the following transactions with such affiliated Alpha Architect ETFs during the current fiscal period:

BOXX
Value, Beginning of Period	$28,918,192
Purchases	9,467
Securities Sold Short	(11,368)
Proceeds from Sales	(29,134,741)
Purchases to Cover Securities Sold Short	11,362
Net Realized Gains (Losses)	1,150,829
Change in Unrealized Appreciation (Depreciation)	(943,741)
Value, End of Period	$—
Dividend Income	$—

Shares, Beginning of Period	265,475
Number of Shares Purchased	85
Number of Shares Sold Short	(102)
Number of Shares Sold	(265,560)
Number of Shares Purchased to Cover Securities Sold Short	102
Shares, End of Period	—

31

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
September 30, 2025

NOTE 7 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes for the current fiscal period end, for each Fund were as follows:

	BOXX	BOXA	AAVM	HIDE	IMOM
Tax cost of Investments	$8,059,802,047	$8,346,351	$17,181,301	$61,143,316	$99,421,032
Gross tax unrealized appreciation	19,368,871	90,432	3,612,362	707,931	17,001,429
Gross tax unrealized depreciation	(40,587)	(2,758)	(237,195)	(36,365)	(788,125)
Net tax unrealized appreciation (depreciation)	$19,328,284	$87,442	$3,375,167	$671,566	$16,213,304
Undistributed ordinary income	—	4,700	187,453	1,135,729	1,961,567
Undistributed long-term gain	—	—	—	—	—
Total distributable earnings	$—	4,700	187,453	1,135,729	1,961,567
Other accumulated gain (loss)	(3,872,930)	(106,912)	(27,130,778)	(2,148,285)	(91,084,874)
Total accumulated gain (loss)	$15,455,354	$(14,770)	$(23,568,158)	$(340,990)	$(72,910,003)

	IVAL	CAOS	QMOM	QVAL	AAUS
Tax cost of Investments	$158,807,019	$522,045,967	$310,681,379	$383,597,692	$260,722,701
Gross tax unrealized appreciation	19,689,026	1,319,720	31,595,059	32,750,251	223,619,775
Gross tax unrealized depreciation	(3,813,531)	(130,913)	(5,501,692)	(9,352,157)	(4,729,211)
Net tax unrealized appreciation (depreciation)	$15,875,495	$1,188,807	$26,093,367	$23,398,094	$218,890,564
Undistributed ordinary income	744,303	—	1,649,802	462,964	1,138,261
Undistributed long-term gain	—	—	—	—	—
Total distributable earnings	744,303	—	1,649,802	462,964	1,138,261
Other accumulated gain (loss)	(118,801,072)	(65,859,416)	(181,561,818)	(194,568,455)	—
Total accumulated gain (loss)	$(102,181,274)	$(64,670,609)	$(153,818,649)	$(170,707,397)	$220,028,825

Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

For the current fiscal period end, BOXX had the following post-October late year losses and post-October capital losses:

	Post-October Late Year Loss	Post-October Capital Loss
BOXX	$3,872,930	$—

For the current fiscal period end, each Fund had the following capital loss carryforwards that do not expire:

	Unlimited Short-Term	Unlimited Long-Term
BOXX	$—	$—
BOXA	(155,539)	—
AAVM	(22,949,819)	(4,180,959)
HIDE	(2,148,285)	—

32

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
September 30, 2025

	Unlimited Short-Term	Unlimited Long-Term
IMOM	$(91,084,874)	$—
IVAL	(91,027,928)	(27,773,144)
CAOS	(58,332,300)	(7,527,116)
QMOM	(181,561,818)	—
QVAL	(167,237,246)	(27,331,209)
AAUS	—	—

NOTE 8 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by each Fund during the current fiscal period, fiscal period ended September 30, 2024 and fiscal period ended October 31, 2023 were as follows:

	Current Fiscal Period	Fiscal Period Ended September 30, 2024			Fiscal Period Ended October 31, 2023
	Ordinary Income	Ordinary Income		Long-Term Capital Gain	Ordinary Income
BOXX	$—	$4,343,602	(a)	$5,937,472	$—
BOXA(b)	—	N/A		N/A	N/A
AAVM	535,815	1,247,610		—	N/A
HIDE	955,189	665,962		—	N/A
IMOM	3,480,319	2,136,152		—	N/A
IVAL	4,488,971	5,691,752		—	N/A
CAOS	—	—		—	N/A
QMOM	4,126,144	1,434,103		—	N/A
QVAL	5,717,016	5,758,591		—	N/A
AAUS(c)	—	N/A		N/A	N/A
(a) 100% of BOXX’s taxable ordinary income distributions are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C).
(b) Inception date of the Fund was December 17, 2025.
(c) Inception date of the Fund was July 22, 2025.

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

33

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
Alpha Architect ETFs and
The Board of Trustees of
EA Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Alpha Architect 1-3 Month Box ETF, Alpha Architect Aggregate Bond ETF, Alpha Architect Global Factor Equity ETF (formerly, Alpha Architect Value Momentum Trend ETF), Alpha Architect High Inflation and Deflation ETF, Alpha Architect International Quantitative Momentum ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect Tail Risk ETF, Alpha Architect U.S. Quantitative Momentum ETF, Alpha Architect U.S. Quantitative Value ETF and Alpha Architect US Equity ETF (the “Funds”), each a series of EA Series Trust (the “Trust”), including the schedules of investments, as of September 30, 2025, the related statements of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of September 30, 2025, the results of their operations, the changes in their net assets, and their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Constituting EA Series Trust	Statement Of Operations	Statements Of Changes In Net Assets	Financial Highlights
Alpha Architect Global Factor Equity ETF, Alpha Architect International Quantitative Momentum ETF, Alpha Architect International. Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, and Alpha Architect U.S. Quantitative Value ETF	For the year ended September 30, 2025	For each of the two years ended September 30, 2025	For each of the three years ended September 30, 2025
Alpha Architect 1-3 Month Box ETF	For the year ended September 30, 2025	For year ended September 30, 2025, for the period November 1, 2023 to September 30, 2024 and for the period December 27, 2022 (commencement of operations) to October 31, 2023	For year ended September 30, 2025, for the period November 1, 2023 to September 30, 2024 and for the period December 27, 2022 (commencement of operations) to October 31, 2023
Alpha Architect Aggregate Bond ETF	For the period December 17, 2024 (commencement of operations) to September 30, 2025	For the period December 17, 2024 (commencement of operations) to September 30, 2025	For the period December 17, 2024 (commencement of operations) to September 30, 2025
Alpha Architect High Inflation and Deflation ETF	For the year ended September 30, 2025	For each of the two years ended September 30, 2025	For each of the two years ended September 30, 2025 and for the period November 16, 2022 (commencement of operations) to September 30, 2023

34

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (CONTINUED)

Individual Funds Constituting EA Series Trust	Statement Of Operations	Statements Of Changes In Net Assets	Financial Highlights
Alpha Architect Tail Risk ETF	For the year ended September 30, 2025	For each of the two years ended September 30, 2025	For each of the two years ended September 30, 2025 and for the period March 1, 2023 to September 30, 2023
Alpha Architect US Equity ETF	For the period July 22, 2025 (commencement of operations) to September 30, 2025	For the period July 22, 2025 (commencement of operations) to September 30, 2025	For the period July 22, 2025 (commencement of operations) to September 30, 2025

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1999.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
November 26, 2025

35

ALPHA ARCHITECT ETFs
FEDERAL TAX INFORMATION (UNAUDITED)

For the current fiscal period end, certain dividends paid by each Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income for each Fund was:

BOXX	0.00%
BOXA	0.00%
AAVM	73.46%
HIDE	0.00%
IMOM	45.92%
IVAL	100.00%
CAOS	0.00%
QMOM	33.01%
QVAL	100.00%
AAUS	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the current fiscal period end for each Fund was:

BOXX	0.00%
BOXA	0.00%
AAVM	14.16%
HIDE	0.00%
IMOM	0.00%
IVAL	0.00%
CAOS	0.00%
QMOM	32.17%
QVAL	99.60%
AAUS	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871 (k)(2)(C) for each Fund was:

BOXX	0.00%
BOXA	0.00%
AAVM	0.00%
HIDE	0.00%
IMOM	0.00%
IVAL	0.00%
CAOS	0.00%
QMOM	0.00%
QVAL	0.00%
AAUS	0.00%

36

ALPHA ARCHITECT ETFs
FOREIGN TAX CREDIT PASS THROUGH (UNAUDITED)

Pursuant to Section 853 of the Internal Revenue code, the applicable Funds designate the following amounts as foreign taxes paid for the current fiscal period end. Foreign taxes paid for financial statement purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived From Foreign Sourced Income
IMOM	$501,305	$0.157891	99.75%
IVAL	561,465	0.098503	99.79%
AAVM	39,956	0.056276	65.03%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Fund.

37

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out. See Note 3 to the Financial Statements under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
Alpha Architect US Equity ETF
The Board (the members of which are referred to as “Trustees”) of the EA Series Trust (the “Trust”) met in-person on September 5-6, 2024 to consider the approval of the Advisory Agreement between the Trust, on behalf of the Alpha Architect US Equity ETF (the “Fund”), and Empowered Funds, LLC dba EA Advisers (the “Adviser”), as well as to consider the approval of the Sub-Advisory Agreement between the Adviser and Alpha Architect, LLC (“AA” or, the “Sub-Adviser”), for an initial two-year term.
In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Adviser and AA relevant to the Board’s consideration of whether to approve the Advisory Agreement and Sub-Advisory Agreement. In connection with considering the approval of the Advisory Agreement and Sub-Advisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve the Advisory Agreement and Sub-Advisory Agreement, the Board considered and reviewed information provided by the Adviser and AA, including among other things information about their respective personnel, operations, financial condition, and compliance and risk management. The Board also reviewed the proposed Advisory Agreement and Sub-Advisory Agreement. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:
Nature, Quality, and Extent of Services. The Board was presented with and considered information concerning the nature, quality, and extent of the overall services expected to be provided by the Adviser to the Fund. In this connection, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Fund, and arranging service providers for the Fund. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to the Fund, monitoring compliance with the Fund’s objectives, policies and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and Sub-Adviser’s personnel, the experience of the portfolio managers in managing assets and the adequacy of each of the Adviser’s and Sub-Adviser’s resources to perform the services provided under the Advisory Agreement and Sub-Advisory Agreement. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis the Sub-Adviser.
Performance. Performance information was not available for the Fund as it had not yet commenced investment operations.
Comparative Fees and Expenses. In considering the advisory fee and sub-advisory fee, the Board reviewed and considered the fees in light of the nature, quality and extent of the services expected to be provided by the Adviser and the Sub-Adviser, respectively. With respect to the advisory fees and expense ratio for the Fund, the Board also considered the fees and expense ratio versus the fees and expenses charged to other comparable ETFs. The Board also considered the allocation of fees between the Adviser and the Sub-Adviser.

The Board compared the Fund’s gross total expense ratio, net total expense ratio, and management fee to those of its respective peers, as shown in the third-party report. The Fund’s gross total expense ratio (0.15%) was lower than the peer group average (0.21%); the Fund’s net total expense ratio (0.15%) was lower than the peer group average (0.21%); and the Fund’s management fee (0.15%) was lower than the peer group average (0.18%).
The Board considered that the Fund’s fee arrangement in which the Adviser is responsible for paying most of the Fund’s operating expenses out of its resources, noting that comparisons with the Fund’s overall expense ratio may be more relevant than comparisons to management fees only. In addition, the Board noted the Adviser’s contractual commitment to waive all or portion of its management fee to the extent necessary to offset acquired fund fees and expenses incurred by the Fund. They stated that such a comparison demonstrates the Fund’s overall cost structure is within the range of expense ratios of its respective peers.
The Board considered, among other information, the data provided in a third-party report comparing the Fund’s proposed fees to those of other ETFs that the third-party deemed to be comparable to the Fund. Fee information was provided in quartiles, ranging from quartile one (the least expensive) to quartile four (the most expensive). This data included a comparison of the Fund’s anticipated expense ratio against its respective peers. The Fund’s total expense ratio (for both gross and net) and management fee were in the following quartiles:

Fund	Total Expense Ratio	Net Expense Ratio	Management Fee Only
AAUS	Quartile 1	Quartile 2	Quartile 2
With respect to the sub-advisory fee, the Board noted that it was payable solely out of the unitary management fee payable to the Adviser. The Board considered the representations from the Adviser and the Sub-Adviser that none of the firms manage any other accounts that follow a similar strategy as the Fund. The Board was agreeable to the fee levels.
Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and the Sub-Adviser in connection with providing their respective services to the Fund. The Board reviewed estimated profit and loss information provided by each of the Adviser and the Sub-Adviser with respect to the Fund and estimated data regarding the proposed advisory and sub-advisory fees. The Board also reviewed the costs associated with the personnel, systems and equipment necessary to manage the Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies. The Board also considered other expenses of the Fund that the Adviser would pay in accordance with the Advisory Agreement. The Board took into consideration that, pursuant to the Advisory Agreement, the Adviser agreed to pay all expenses incurred by the Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), the fees and expenses associated with the Fund’s securities lending program, litigation expenses and other non-routine or extraordinary expenses. The Board also considered the respective financial obligations of the Adviser, as well as the Sub-Adviser, who serves as the sponsor of the Fund. The Board also considered the Fund’s projected asset totals over the first year of operations, noting that based on the projected asset totals the Adviser and the Sub-Adviser will not be profitable as it relates to their respective advisory fee arrangements. The Board discussed the financial condition of the Sub-Adviser, noting that it has sufficient capital to maintain its commitment to the Fund.
Other Benefits. The Board further considered the extent to which the Adviser or the Sub-Adviser might derive ancillary benefits from the Fund’s operations. For example, the Adviser may engage in soft dollar transactions in the future, although it did not currently plan to do so. In addition, the Adviser may benefit from continued growth in the Trust by potentially negotiating better fee arrangements with key vendors serving the Fund and other series in the Trust.
Economies of Scale. The Board also considered whether economies of scale would be realized by the Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board also noted that the proposed advisory and sub-advisory fees do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale given that the Fund is new.
Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement and Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement and Sub-Advisory Agreement, including the compensation payable under each Agreement, were fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of each of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.
Alpha Architect 1-3 Month Box ETF, Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, Alpha Architect International Quantitative Momentum ETF, Alpha Architect High Inflation and Deflation ETF, Alpha Architect Tail Risk ETF, and Alpha Architect Global Factor Equity ETF
The Board (the members of which are referred to as “Trustees”) of the EA Series Trust (the “Trust”) met in-person on June 5-6, 2025 to consider the approval of (i) the continuation of the Advisory Agreement between the Trust, on behalf of the following series (each, a “Fund,” and together, the “Funds”), and Empowered Funds, LLC dba EA Advisers (the “Adviser”):
Alpha Architect 1-3 Month Box ETF
Alpha Architect U.S. Quantitative Value ETF
Alpha Architect International Quantitative Value ETF
Alpha Architect U.S. Quantitative Momentum ETF
Alpha Architect International Quantitative Momentum ETF
Alpha Architect High Inflation and Deflation ETF
Alpha Architect Tail Risk ETF
Alpha Architect Global Factor Equity ETF
The Board also considered the approval of the continuation of the Sub-Advisory Agreement among the Trust, the Adviser, and Alpha Architect, LLC (the “Alpha Architect”) with respect to each Fund, and the continuation of the Sub-Advisory Agreement (the Advisory Agreement and each Sub-Advisory Agreement together, the “Agreements”) among the Trust, the Adviser, Alpha Architect, and Arin Risk Advisors, LLC (“Arin” and together with Alpha Architect, the “Sub-Advisers”) with respect to the Alpha Architect 1-3 Month Box ETF and Alpha Architect Tail Risk ETF (together, the “Options ETFs”), each for an additional annual term.
In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed, and considered materials furnished by the Adviser and Sub-Advisers relevant to the Board’s consideration of whether to approve the continuation of the Agreements. In connection with considering the approval of the Agreements, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve the Agreements, the Board considered and reviewed information provided by the Adviser and Sub-Advisers at this meeting and throughout the year, including among other things information about their respective personnel, operations, financial condition, and compliance programs. The Board also reviewed the Agreements. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:
Nature, Quality, and Extent of Services. The Board was presented with and considered information concerning the nature, quality, and extent of the overall services provided by the Adviser to each Fund. In this context, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and each Fund, and arranging service providers for each Fund. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to each Fund, executing all Fund transactions (except for the Options ETFs), monitoring compliance with each Fund’s objectives, policies and restrictions, and carrying out directives of the Board. The Board also considered the services provided by the Adviser in the oversight of the Trust’s administrator, transfer agent and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and Sub-Advisers’ personnel, the experience of the portfolio managers in managing assets and the adequacy of each of the Adviser’s and the Sub-Advisers’ resources to perform the services provided under the Agreements. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis the Sub-Advisers.
Performance. The Board compared each Fund’s performance for periods ended March 31, 2025 to that of a peer group of ETFs determined by an independent consultant to the Trust to be highly suitable peers based on factors such as a fund’s strategy, geographic focus, portfolio concentration, and factor analyses. The Board noted that the Adviser and the Sub-Advisers’ (as applicable) have consistently managed each Fund’s portfolio in accordance with the applicable Fund’s stated investment objective and strategies.
Alpha Architect 1-3 Month Box ETF - For the one-year period, the Fund’s returns were below those of funds in its peer group. For the two-year and since-inception periods, the Fund returned below-average results relative to the average of its peer group, but within the range of the peer group. Because the Fund had been operational for fewer than three years, its since inception returns cover a relatively short period which may not reflect a sufficient variety of market conditions or market cycles by which to effectively judge longer-term performance. Additionally, the Board noted that the peer group was comprised of funds investing directly in bonds, rather than short-duration options contracts, which may limit the utility of the peer group as a point of comparison. The Board further considered that the Fund had performed roughly in line with an index of 1-3 month U.S. Treasury bills for the 1-year and since-inception periods on a pre-tax basis.
Alpha Architect U.S. Quantitative Value ETF - The Fund returned above-average results relative to the average of its peer group for the three- and five-year periods, although the Fund significantly underperformed its peer group for the one-year period. For the ten-year and since-inception periods, there was not a sufficient number of peers to consider the performance of the Fund relative to its peer group. The Board also considered the Sub-Adviser’s rationale that the peer group was comprised primarily of funds investing in larger capitalization companies than the Fund, which contributed to the variance in performance.
Alpha Architect International Quantitative Value ETF - The Fund significantly underperformed its peer group average for the one-, three-, and five-year periods. For the ten-year and since-inception periods, there was not a sufficient number of peers to consider the performance of the Fund relative to its peer group. The Adviser noted that the peer group only included funds with significantly more holdings than the Fund, which reflects a different risk/reward calculation by investors than the Fund’s more concentrated equity exposure. The Board also considered the Sub-Adviser’s rationale that the peer group was comprised primarily of funds investing in larger capitalization companies than the Fund, which contributed to the variance in performance.
Alpha Architect U.S. Quantitative Momentum ETF – The Fund returned below-average results relative to the average of its peer group for the one- and three-year periods, and performed roughly in line with its peer group for the five-year period. For the Fund’s since-inception period, there was not a sufficient number of peers to consider the performance of the Fund relative to its peer group. The Board also considered the Sub-Adviser’s rationale that the peer group was comprised primarily of funds investing in larger capitalization companies than the Fund, which contributed to the variance in performance.
Alpha Architect International Quantitative Momentum ETF – The Fund returned below-average results relative to the average of its peer group for the one-, three-, and five-year periods, but the Fund’s returns were within the range of the peer group. For the Fund’s since-inception period, there was not a sufficient number of peers to consider the performance of the Fund relative to its peer group. The Board also considered the Sub-Adviser’s rationale that the peer group was comprised primarily of funds investing in larger capitalization companies than the Fund, which contributed to the variance in performance.
Alpha Architect High Inflation and Deflation ETF – The Board noted that the Fund outperformed the average total return of its peer group for the one-year and since inception periods but underperformed for the two-year period.
Alpha Architect Tail Risk ETF – The Board noted that the Fund outperformed the average total return of its peer group for the one-year period but underperformed for the two-year and since inception periods.
Alpha Architect Global Factor Equity ETF – For the one-year period, the Fund returned below-average results relative to the average of its peer group, but within the range of the peer group. For the Fund’s three-year and five-year periods, the Fund returned below-average results relative to the average of its peer group. For the Fund’s since-inception period, there was not a sufficient number of peers to consider the performance of the Fund relative to its peer group. The Board considered that the Fund had modified its strategy as of January 31, 2025, and, as a result, the return periods were not sufficiently long to measure the efficacy of the new strategy.
Comparative Fees and Expenses. In considering the advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality, and extent of the services being provided by the Adviser and the Sub-Advisers, respectively. The Board also considered the allocation of fees between the Adviser and Alpha Architect and Arin, respectively. The Board compared each Fund’s management fee and net expense ratio to those of a peer group of ETFs determined by an independent consultant to the Trust to be highly suitable peers based on factors such as a fund’s strategy, geographic focus, portfolio concentration, and factor analyses.

Alpha Architect 1-3 Month Box ETF – The Board noted that the Fund’s management fee was above the average for the Fund’s peer group, but the net expense ratio below the average for the peer group.
Alpha Architect U.S. Quantitative Value ETF – The Board noted that the Fund’s management fee and net expense ratio were below the average for the Fund’s peer group.
Alpha Architect International Quantitative Value ETF – The Board noted that the Fund’s management fee and net expense ratio were roughly in line with the average for the Fund’s peer group.
Alpha Architect U.S. Quantitative Momentum ETF – The Board noted that the Fund’s management fee and net expense ratio were below the average for the Fund’s peer group.
Alpha Architect International Quantitative Momentum ETF – The Board noted that the Fund’s management fee and net expense ratio were below the average for the Fund’s peer group.
Alpha Architect High Inflation and Deflation ETF – The Board noted that the Fund’s management fee and net expense ratio were significantly below the average for the Fund’s peer group.
Alpha Architect Tail Risk ETF – The Board noted that the Fund’s management fee and net expense ratio were significantly above the average for its peer group. The Board noted that the Adviser identified that the peer group contained only one fund with a directly comparable strategy, and the management fee and net expense ratio of that fund were slightly lower than the Fund.
Alpha Architect Global Factor Equity ETF - The Board noted that the Fund’s management fee and net expense ratio were below the average for the Fund’s peer group.
The Board considered each Fund’s fee arrangement in which the Adviser is responsible for paying most of a Fund’s operating expenses out of its resources, noting that comparisons with a Fund’s overall expense ratio may be more relevant than comparisons to management fees only
With respect to the Alpha Architect sub-advisory fee, the Board noted that it was payable solely by the Adviser. The Board considered the representations from the Adviser that it does not manage any other accounts that follow a similar strategy. As it relates to the Sub-Advisers, the Board noted that Alpha Architect charges its separately managed account clients a lower fee for strategies similar to that of the Alpha Architect U.S. Quantitative Value ETF and Alpha Architect International Quantitative Value ETF, but requires a high minimum investment amount unlike the Funds, and Arin charges its separately managed account clients a similar or higher fee for strategies similar to that of the Alpha Architect 1-3 Month Box ETF.
Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and the Sub-Advisers in connection with providing their respective services to the Funds. The Board reviewed the profit and loss information provided by the Adviser with respect to the Funds and considered the Adviser’s profitability with respect to providing investment advisory services as well as non-advisory services. The Board also reviewed the same type of information provided by the Sub-Advisers. The Board discussed the financial condition of the Sub-Advisers, noting that each Sub-Adviser has sufficient capital to maintain its commitment to the Funds for an additional annual period. The Board also reviewed the costs associated with the personnel, systems and equipment necessary to manage the Funds and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies.
The Board also considered other expenses of a Fund the Adviser would pay in accordance with the Advisory Agreement. The Board took into consideration that, pursuant to the Advisory Agreement, the Adviser agreed to pay all expenses incurred by each Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), the fees and expenses associated with a Fund’s securities lending program, litigation expenses and other non-routine or extraordinary expenses. The Board also considered the respective financial obligations of the Adviser, as well as Arin, which serves as sponsor of the Options ETFs, and Alpha Architect, which serves as sponsor to each other Fund and has agreed to assume a portion of the expenses of the Alpha Architect 1-3 Month Box ETF. The Board also considered the fee waivers in place for the Options ETFs.
Other Benefits. The Board further considered the extent to which the Adviser or the Sub-Advisers might derive ancillary benefits from each Fund’s operations. In addition, the Adviser may benefit from continued growth in the Trust by potentially negotiating better fee arrangements with key vendors serving the Funds and other series in the Trust.

Economies of Scale. The Board also considered whether economies of scale would be realized by each Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board also noted that the advisory and sub-advisory fees do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale given each Fund’s current assets. As it relates to Alpha Architect 1-3 Month Box ETF, the Board considered that the Fund was brought to the market at a very competitive fee level which has benefited shareholders.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Agreements for an additional annual term; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Agreements, including the compensation payable under each Agreement, were fair and reasonable to each Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of each of the Agreements was in the best interests of each Fund and its shareholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)	(1)
Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2)
Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5)	Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	December 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	December 2, 2025

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	December 2, 2025